     As filed with the Securities and Exchange Commission on October 5, 1995

                                                      Registration No. 33-47431
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 POST-EFFECTIVE
                                 AMENDMENT NO. 3
                                       TO
                                    FORM S-6

               FORM REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.  Exact name of trust:  CENTRAL EQUITY TRUST, UTILITY SERIES 17

B.  Name of depositor:  UNISON INVESTMENT TRUSTS LTD.

C.  Complete address of depositor's principal executive office:
    UNISON INVESTMENT TRUSTS LTD.
    12555 MANCHESTER ROAD
    ST. LOUIS, MISSOURI 63131

D.  Name and complete address of agent for service:
    UNISON INVESTMENT TRUSTS LTD.
    ATTENTION: LAWRENCE R. SOBOL
    12555 MANCHESTER ROAD
    ST. LOUIS, MISSOURI 63131

                      Send copies of all communications to:

                                 BRYAN CAVE LLP
                          ATTENTION: JOSEPH F. MUELLER
                             ONE METROPOLITAN SQUARE
                         211 NORTH BROADWAY, SUITE 3600
                         ST. LOUIS, MISSOURI 63102-2750

E.  Approximate date of proposed public offering:
    [X] CHECK BOX IF IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON
        OCTOBER 5, 1995, PURSUANT TO PARAGRAPH (b) OF RULE 485.

    Pursuant to Rule 429 this Registration Statement also constitutes Post-Effective Amendment No. 3 to Registration No. 33-48198 (Utility Series 18).

=============================================================================

                              CENTRAL EQUITY TRUST

                              CROSS REFERENCE SHEET

      Pursuant to Rule 481 of Regulation C under the Securities Act of 1933 (Form N-8B-2 Items Required by Instruction 1 as to Prospectus on Form S-6)

    Form N-8B-2 Item Number                  Form S-6 Heading in Prospectus
---------------------------------------   -------------------------------------

                     I. Organization and General Information

1.  (a) Name of Trust..................   Prospectus Front Cover

    (b) Title of securities issued.....   Prospectus Front Cover

2.  Name and address of Depositor......   Prospectus Back Cover
                                          Introduction
                                          Miscellaneous -- The Sponsor

3.  Name and address of Trustee........   Prospectus Back Cover
                                          Introduction
                                          Miscellaneous -- The Trustee

4.  Name and address of principal
    underwriter........................   The Trusts

5.  Organization of trust..............   Introduction
                                          The Trusts -- Objective and
                                             Securities Selection

6.  Execution and termination of Trust
    Indenture and Agreement............   Introduction
                                          The Trusts
                                          Administration of the Trusts --
                                             Amendment or Termination

7.  Changes of Name....................   <F1>

8.  Fiscal year........................   <F1>

9.  Material litigation................   <F1>

        II. General Description of the Trust and Securities of the Trust

10. General information regarding
    trust's securities.................   Summary of Essential Information
                                          The Trusts
                                          Public Offering
                                          Federal Taxation
                                          Rights of Unitholders
                                          Trust Operating Expenses
                                          Administration of the Trusts

11. Type of securities comprising
    units..............................   Summary of Essential Information
                                          Schedule of Trust Securities
                                          The Trusts -- Summary Description of
                                             the Portfolio
                                          The Trusts -- Objective and
                                             Securities Selection

12. Certain information regarding
    periodic payment certificates......   <F1>

13. (a) Load, fees, expenses, etc......   The Trusts
                                          Summary of Essential Information
                                          Schedule of Trust Securities
                                          Public Offering
                                          Trust Operating Expenses
                                          Administration of the Trusts --
                                             Distributions of Income and
                                             Capital

    (b) Certain information regarding
        periodic payment certificates..   <F1>

    (c) Certain percentages............   Summary of Essential Information
                                          Public Offering

    (d) Price to affiliates............   Summary of Essential Information --
                                             Public Offering Price
                                          Public Offering -- Public Offering
                                             Price

    (e) Other expenses and fees.........  Rights of Unitholders -- Units

    (f) Certain profits receivable by
        the depositor, principal
        underwriter, trustee or
        affiliated persons..............  Public Offering -- Sponsor's and
                                             Underwriter's Profit

    (g) Ratio of annual charges to
        income..........................  <F1>

14. Issuance of trust's securities......  Administration of the Trusts --
                                             Administration of the Portfolio
                                          Rights of Unitholders -- Units

15. Receipt and handling of payments
    from purchaser......................  Summary of Essential Information
                                          The Trusts -- Summary Description of
                                             the Portfolio
                                          The Trusts -- Objective and
                                             Securities Selection
                                          Public Offering -- Public Offering
                                             Price
                                          Public Offering -- Unit Distribution
                                          Public Offering -- Sponsor's and
                                             Underwriter's Profits

16. Acquisition and disposition of
    underlying securities..............   The Trusts -- Summary Description of
                                             the Portfolio
                                          The Trusts -- Objective and
                                             Securities Selection
                                          Rights of Unitholders -- Redemption
                                             of Units
                                          Administration of the Trusts --
                                             Administration of the Portfolio
                                          Administration of the Trusts --
                                             Amendment or Termination

17. Withdrawal or redemption...........   Summary of Essential Information
                                          The Trusts
                                          Public Offering
                                          Federal Taxation
                                          Rights of Unitholders -- Redemption
                                             of Units
                                          Trust Operating Expenses
                                          Administration of the Trusts

18. (a) Receipt and disposition of
    income.............................   Summary of Essential Information
                                          Schedule of Trust Securities
                                          Rights of Unitholders -- Certain
                                             Limitations
                                          Rights of Unitholders -- Redemption
                                             of Units
                                          Trust Operating Expenses

    (b) Reinvestment of distributions..   <F1>

    (c) Reserves or special funds......   Administration of the Trusts --
                                             Distributions of Income and
                                             Capital
                                          Administration of the Trusts --
                                             Amendment or Termination

    (d) Schedule of distributions......   <F1>

19. Records, accounts and reports......   Rights of Unitholders -- Units
                                          Administration of the Trusts --
                                             Distributions of Income and
                                             Capital
                                          Administration of the Trusts --
                                             Administration of the Portfolio
                                          Administration of the Trusts --
                                             Reports to Unitholders
                                          Administration of the Trusts --
                                             Amendment or Termination
                                          Miscellaneous -- The Trustee

20. (a) Amendments.....................   Administration of the Trusts --
                                             Amendment or Termination

    (b) Extension or Termination.......   Administration of the Trusts --
                                             Amendment or Termination

    (c) and (d) Removal or Resignation
        of Trustee.....................   Miscellaneous -- The Trustee

    (e) and (f) Removal or Resignation
        of Sponsor.....................   Miscellaneous -- The Sponsor

21. Loans to security holders..........   <F1>

22. Limitations on liability...........   The Trusts -- Objective and
                                             Securities Selection
                                          Trust Operating Expenses --
                                             Miscellaneous Expenses
                                          Administration of the Trusts --
                                             Limitation on Liabilities

23. Bonding arrangements...............   <F1>

24. Other material provisions of Trust
    Indenture Agreement................   <F1>

        III. Organization, Personnel and Affiliated Persons of Depositor

25. Organization of Depositor..........   Miscellaneous -- The Sponsor

26. Fees received by Depositor.........   <F1>

27. Business of Depositor..............   Administration of the Trusts --
                                             Administration of the Portfolio
                                          Miscellaneous -- The Sponsor

28. Certain information as to
    officials and affiliated persons
    of Depositor.......................   Miscellaneous -- The Sponsor

29. Voting securities of Depositor.....   Miscellaneous -- The Sponsor

30. Person controlling Depositor.......   <F1>

31. Payments by Depositor for certain
    services rendered to trust.........   <F1>

32. Remuneration of directors of
    Depositor for certain services
    rendered to trust..................   <F1>

33. Remuneration of employees for
    certain services rendered to
    trust..............................   <F1>

34. Remuneration of other persons for
    certain services rendered to
    trust..............................   <F1>

                  IV. Distribution and Redemption of Securities

35. Distribution of trust's securities
    by States..........................   Public Offering -- Unit Distribution

36. Suspension of sales of trust's
    securities.........................   <F1>

37. Revocation of authority to
    distribute.........................   <F1>

38. (a) Method of distribution.........   The Trusts -- Summary Description of
                                             the Portfolio
                                          Public Offering -- Public Offering
                                             Price
                                          Public Offering -- Unit Distribution

    (b) Underwriting agreements........   Summary of Essential Information --
                                             Public Offering Price
                                          Summary of Essential Information --
                                             Underwriting
                                          Public Offering -- Public Offering
                                             Price
                                          Public Offering -- Unit Distribution
                                          Public Offering -- Sponsor's and
                                             Underwriter's Profits

    (c) Selling agreements.............   Public Offering -- Unit Distribution

39. (a) Organization of principal
        underwriter....................   <F1>

    (b) N.A.S.D. membership by
        principal underwriter..........   Miscellaneous -- The Sponsor

40. Certain fees received by principal
    Underwriter........................   <F1>

41. (a) Business of principal
        underwriter....................   <F1>

    (b) Branch offices of principal
        underwriter....................   <F1>

    (c) Salesmen of principal
        underwriter....................   <F1>

42. Ownership of trust's securities by
    certain persons....................   <F1>

43. Certain brokerage commissions
    received by principal underwriter..   <F1>

44. (a) Method of valuation............   Summary of Essential Information
                                          The Trusts -- Objective and
                                             Securities Selection
                                          Public Offering -- Public Offering
                                             Price

    (b) Schedule as to offering price..   <F1>

    (c) Variation in offering price....   Public Offering

45. Suspension of redemption rights....   <F1>

46. (a) Redemption valuation...........   Summary of Essential Information
                                          Public Offering -- Public Offering
                                             Price
                                          Rights of Unitholders -- Redemption
                                             of Units

    (b) Schedule as to redemption
        price..........................   <F1>

47. Maintenance of position in
    underlying securities..............   Public Offering -- Public Market
                                          Public Offering -- Sponsor's and
                                             Underwriter's Profits

               V. Information Concerning the Trustee or Custodian

48. Organization and regulation of
    Trustee............................   Administration of the Trusts --
                                             Administration of the Portfolio
                                          Miscellaneous -- The Trustee

49. Fees and expenses of Trustee.......   Summary of Essential Information
                                          Trust Operating Expenses -- Fees
                                          Miscellaneous -- The Trustee

50. Trustee's lien.....................   Trust Operating Expenses -- Fees
                                          Trust Operating Expenses --
                                             Miscellaneous Expenses

          VI. Information Concerning Insurance of Holders of Securities

51. Insurance of holders of trust's
    securities.........................   <F1>

                            VII. Policy of Registrant

52. (a) Provisions of trust agreement
        with respect to selection or
        elimination of underlying
        securities.....................   The Trusts -- Summary Description of
                                             the Portfolio
                                          The Trusts -- Objective and
                                             Securities Selection
                                          Administration of the Trusts --
                                             Administration of the Portfolio

    (b) Transactions involving
        elimination of underlying
        securities.....................   <F1>

    (c) Policy regarding substitution
        or elimination of underlying
        securities.....................   The Trusts -- Summary Description of
                                             the Trust
                                          The Trusts -- Objective and
                                             Securities Selection
                                          Administration of the Trusts --
                                             Administration of the Portfolio

    (d) Fundamental policy not
        otherwise covered..............   <F1>

53. Tax status of trust................   Federal Taxation
                                          Status of the Trust Under New York
                                             State and City Law

                   VIII. Financial and Statistical Information

54. Trust's securities during last
    ten years..........................   <F1>

55. Certain information regarding
    periodic payment certificates......   <F1>

56. Certain information regarding
    periodic payment certificates......   <F1>

57. Certain information regarding
    periodic payment certificates......   <F1>

58. Certain information regarding
    periodic payment certificates......   <F1>

59. Financial statements (Instruction
    1(b) to Form S-6)..................   Report of Independent Public
                                             Accountants
                                          Statement of Net Assets
                                          Statement of Operations
                                          Statement of Changes in Net Assets
                                          Notes to Financial Statements

---------------

<F1> Inapplicable, omitted, answer negative or not required.

THIS PROSPECTUS CONSISTS OF TWO PARTS. PART ONE CONTAINS A SUMMARY OF ESSENTIAL INFORMATION AND DESCRIPTIVE MATERIAL RELATING TO EACH OF THE TRUSTS, THE PORTFOLIO OF EACH TRUST AND A STATEMENT OF FINANCIAL CONDITION OF EACH OF THE TRUSTS. PART TWO CONTAINS A GENERAL DESCRIPTION OF THE TRUSTS. PART ONE MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED BY PART TWO. PLEASE RETAIN BOTH PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

-------------------------------------------------------------------------------
                              CENTRAL EQUITY TRUST
                       [LOGO]*                    [LOO]*
                  UTILITY SERIES 17          UTILITY SERIES 18
-------------------------------------------------------------------------------

                               PROSPECTUS PART ONE

    The Trusts. The Trusts consist of separate unit investment trusts designated as Utility Series 17 and 18. The objectives of the Trusts are providing dividend income and capital appreciation through investment in a fixed portfolio consisting of publicly traded common stocks issued by domestic utility companies which may include electric, gas and/or telephone public utility companies (the "Portfolio"). The value of the Units of a Trust will fluctuate with the value of the Portfolio (see "Summary of Essential Information" in this Part One and "The Trusts" in Part Two). The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Edward D. Jones & Co. (the "Underwriter") in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Underwriter. No proceeds from the sale of Units will be received by the Trusts.

    Public Offering Price. The Public Offering Price of the Units is based on the Trustee's evaluation of the aggregate market value of the securities in the Portfolio of a Trust divided by the number of Units outstanding plus a sales charge of 2.90% and 3.40% of the Public Offering Price (2.99% and 3.52% of the aggregate market value of the underlying Securities) until July 1, 1996 for Series 17 and 18, respectively, at which time the sales charge will decrease. See "Summary of Essential Information" in this Part One. Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date as set forth in the "Summary of Essential Information" in this Part One, and any Securities then held will, within a reasonable time thereafter, be sold by the Trustee. Any Securities sold at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder may be more or less than the amount such Unitholder paid for his Units.

    NEITHER THESE TRANSACTIONS NOR THE SECURITIES OFFERED HEREBY HAVE BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE FAIRNESS OR MERITS OF THESE TRANSACTIONS OR UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Sponsor:
                                       uit
                          Unison Investment Trusts Ltd.

                    Prospectus Part One dated October 5, 1995

---------------
* Description of logos: Each logo consists of one line containing four black squares, side by side, each square containing within it a white symbol: the first, a light bulb symbolizing electricity; the second, a flame symbolizing gas; the third, a droplet symbolizing water; and the fourth, a telephone symbolizing a telephone.

                                      SUMMARY OF ESSENTIAL INFORMATION
                                            CENTRAL EQUITY TRUST
                                              UTILITY SERIES 17
                                            AS OF AUGUST 31, 1995

Number of Units <F1> . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      543,419
Fractional Undivided Interest in the Trust Represented by Each Unit. . . . . . . . . . . . . .  1/543,419th
Public Offering Price Per Unit:
     Aggregate market value of Securities in the Trust <F2>. . . . . . . . . . . . . . . . . .  $11,787,774
     Other net assets <F3> . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (6,287)
                                                                                                ------------
     Total aggregate value of the Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $11,781,487
                                                                                                ============
Divided by 543,419 Units (times 100 Units) . . . . . . . . . . . . . . . . . . . . . . . . . .  $     2,168
Plus Sales Charge of 2.90% of Public Offering Price (2.99% of Trust assets as determined by
  the Trustee) per 100 Units <F4>. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           65
                                                                                                ------------
Public Offering Price per 100 Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     2,233
                                                                                                ============
Redemption Price per 100 Units <F5>. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     2,168
                                                                                                ============


Evaluation Time. . . . . . . . . . . . . . . . . . .   Close of trading on the New York Stock Exchange
                                                       (currently 4:00 P.M. New York time).
Record Dates . . . . . . . . . . . . . . . . . . . .   First day of the month.
Distribution Dates . . . . . . . . . . . . . . . . .   On or shortly after the fifteenth day of the month.
Capital Distribution Dates . . . . . . . . . . . . .   Fifteenth day of each June and December unless the
                                                       amount in the Capital Account available to be
                                                       distributed is less than $1.00 per 100 Units
                                                       outstanding or earlier if the amount is greater than
                                                       $10.00 per 100 Units outstanding.
Date Trust Established . . . . . . . . . . . . . . .   May 21, 1992.
Mandatory Termination Date . . . . . . . . . . . . .   May 1, 2002.
Minimum Termination Value. . . . . . . . . . . . . .   The Trust Agreement may be terminated by the Sponsor
                                                       if the market value of the Trust at any time is less
                                                       than $2,500,000. <F6>
Trustee's Fee. . . . . . . . . . . . . . . . . . . .   $0.80 per 100 Units per annum.
Estimated Expenses . . . . . . . . . . . . . . . . .   $0.90 per 100 Units per annum.
Sponsor's Annual Portfolio Supervision Fee . . . . .   $0.40 per 100 Units, maximum of $0.50 per 100 Units.

---------------

<F1>     The number of units has decreased from the date of the financial statements to the date of the
         "Summary of Essential Information" due to unit redemptions. (See "Rights of Unitholders --
         Redemption of Units" in Part Two.)
<F2>     Securities listed on a securities exchange are valued by the Trustee at the last closing sale price, or if no such price exists, at the mean between the closing bid and offer prices or other bases.
         (See "Rights of Unitholders -- Redemption of Units" in Part Two.)
<F3>     The aggregate value of each Unit for purposes of calculating the Public Offering Price of Units will include the pro rata share of other net assets attributable to such Units in the Income Account and the Capital Account of the Trust (other than amounts required to be distributed by the Trustee pursuant to the Trust Agreement) and amounts receivable in respect of Securities trading ex-dividend on the date of evaluation, net of accrued expenses.

<F4>     Effective on each July 1, the sales charge will be decreased by one-half of 1% to a minimum sales charge of 1.4%. (See "Public Offering -- Offering Price" in Part Two.)
<F5>     This price is computed as of the date listed above and may vary from such price on any subsequent date.
<F6>     The Sponsor may also direct the Trustee to dispose of Securities (1) upon default in payment of dividends, after declared and when due and payable, (2) if any action or proceeding has been instituted at law or equity seeking to restrain or enjoin the payment of dividends on any such
         Securities, or if there exists any legal question or impediment affecting such Securities or the payment of dividends on the same, (3) if there has occurred any breach of covenant or warranty in any document relating to an issuer of Securities which would adversely affect either immediately or contingently the payment of dividends on such Securities, or the general credit standing of the issuer or otherwise impair the sound investment character of such Securities, (4) if there has been a default in the payment of dividends, or the principal or income or premium, if any, on any other outstanding obligations of the issuer of such Securities, (5) if the price of any such Securities had declined to such an extent or other such market or credit factors exist that in the opinion of the Sponsor as evidenced in writing to the Trustee, the retention of such Securities would be detrimental to the Trust and to the interests of the Unitholders, (6) if all of the Securities in
         the Trust will be sold pursuant to termination of the Trust as provided in the Standard Terms and
         Conditions of Trust, as amended, and the Trust Agreement, (7) if such sale is required due to Units tendered for redemption, (8) upon the occurrence of a change in the business of the issuer of
         Securities that would have caused the Sponsor not to include the Securities of an issuer in the
         Trust had such circumstances existed prior to the formation of the Trust or, (9) to prevent the
         Trust from becoming subject to the provisions of the Public Utility Holding Company Act of 1935 and
         the rules and regulations promulgated thereunder.


                                    PORTFOLIO

    As of May 31, 1995, Central Equity Trust, Utility Series 17, consists of 30 issues of Securities, issued by entities located in 18 states, all of which are issued by domestic electric, gas, water and telephone public utility companies. 28 issues are listed or traded on the New York Stock Exchange and 2 issues are listed or traded on the Over-the-Counter market. The number of Securities by type of issuer and percentage of market value is as follows: Electric, 11 (38%); Gas, 6 (19%); Water, 2 (3%); Telephone, 4 (18%); and Combination -- Gas and Electric, 7 (22%). See "Schedule of Trust Securities" herein in this Part One.

                              PER UNIT INFORMATION
                                 (Per 100 Units)

                                                                            1995<F1>    1994<F2>    1993<F3>
                                                                          ----------  ----------  ----------

Net asset value per Unit at beginning of period. . . . . . . . . . . . .   $2,031.28   $2,323.43   $1,994.00
                                                                          ==========  ==========  ==========
Net asset value per Unit at end of period. . . . . . . . . . . . . . . .   $2,180.08   $2,031.28   $2,323.43
                                                                          ==========  ==========  ==========
Distributions to Unitholders of investment income including accumulated dividends paid on Units redeemed (weighted average Units outstanding
  for entire period) . . . . . . . . . . . . . . . . . . . . . . . . . .   $  124.30   $  115.21   $  103.39
                                                                          ==========  ==========  ==========
Distribution to Unitholders from proceeds on investment transactions
  (weighted average Units outstanding for entire period) . . . . . . . .   $      --   $      --   $      --
                                                                          ==========  ==========  ==========
Change in unrealized appreciation (depreciation) of Securities (per
  Unit outstanding at end of period) . . . . . . . . . . . . . . . . . .   $  176.86   $  314.54   $  320.16
                                                                          ==========  ==========  ==========
Weighted average Units outstanding . . . . . . . . . . . . . . . . . . .     601,840     673,236     683,515
Units outstanding at end of period . . . . . . . . . . . . . . . . . . .     564,619     643,219     683,515

---------------

<F1>     For the period from June 1, 1994 through May 31, 1995.
<F2>     For the period from June 1, 1993 through May 31, 1994.
<F3>     For the period from May 21, 1992 (date of deposit) through May 31, 1993.


                                      SUMMARY OF ESSENTIAL INFORMATION
                                            CENTRAL EQUITY TRUST
                                              UTILITY SERIES 18
                                            AS OF AUGUST 31, 1995

Number of Units <F1> . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       525,773
Fractional Undivided Interest in the Trust Represented by Each Unit. . . . . . . . . . . . . .   1/525,773rd
Public Offering Price Per Unit:
     Aggregate market value of Securities in the Trust <F2>. . . . . . . . . . . . . . . . . .   $11,229,841
     Other net assets <F3> . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,724
                                                                                                 -----------
     Total aggregate value of the Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $11,242,565
                                                                                                 ===========
Divided by 525,773 Units (times 100 Units) . . . . . . . . . . . . . . . . . . . . . . . . . .   $     2,138
Plus Sales Charge of 3.40% of Public Offering Price (3.52% of Trust assets as determined by
  the Trustee) per 100 Units <F4>. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            76
                                                                                                 -----------
Public Offering Price per 100 Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     2,214
                                                                                                 ===========
Redemption Price per 100 Units <F5>. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     2,138
                                                                                                 ===========


Evaluation Time. . . . . . . . . . . . . . . . . . .   Close of trading on the New York Stock Exchange
                                                       (currently 4:00 P.M. New York time).
Record Dates . . . . . . . . . . . . . . . . . . . .   First day of the month.
Distribution Dates . . . . . . . . . . . . . . . . .   On or shortly after the fifteenth day of the month.
Capital Distribution Dates . . . . . . . . . . . . .   Fifteenth day of each June and December unless the
                                                       amount in the Capital Account available to be
                                                       distributed is less than $1.00 per 100 Units
                                                       outstanding or earlier if the amount is greater than
                                                       $10.00 per 100 Units outstanding.
Date Trust Established . . . . . . . . . . . . . . .   July 9, 1992.
Mandatory Termination Date . . . . . . . . . . . . .   July 1, 2002.
Minimum Termination Value. . . . . . . . . . . . . .   The Trust Agreement may be terminated by the Sponsor
                                                       if the market value of the Trust at any time is less
                                                       than $2,500,000. <F6>
Trustee's Fee. . . . . . . . . . . . . . . . . . . .   $0.80 per 100 Units per annum.
Estimated Expenses . . . . . . . . . . . . . . . . .   $0.95 per 100 Units per annum.
Sponsor's Annual Portfolio Supervision Fee . . . . .   $0.40 per 100 Units, maximum of $0.50 per 100 Units.

---------------

<F1>     The number of units has decreased from the date of the financial statements to the date of the
         "Summary of Essential Information" due to unit redemptions. (See "Rights of Unitholders --
         Redemption of Units" in Part Two.)
<F2>     Securities listed on a securities exchange are valued by the Trustee at the last closing sale price, or if no such price exists, at the mean between the closing bid and offer prices or other bases.
         (See "Rights of Unitholders -- Redemption of Units" in Part Two.)
<F3>     The aggregate value of each Unit for purposes of calculating the Public Offering Price of Units will include the pro rata share of other net assets attributable to such Units in the Income Account and the Capital Account of the Trust (other than amounts required to be distributed by the Trustee pursuant to the Trust Agreement) and amounts receivable in respect of Securities trading ex-dividend on the date of evaluation, net of accrued expenses.

<F4>     Effective on each July 1, the sales charge will be decreased by one-half of 1% to a minimum sales charge of 1.4%. (See "Public Offering -- Offering Price" in Part Two.)
<F5>     This price is computed as of the date listed above and may vary from such price on any subsequent date.
<F6>     The Sponsor may also direct the Trustee to dispose of Securities (1) upon default in payment of dividends, after declared and when due and payable, (2) if any action or proceeding has been instituted at law or equity seeking to restrain or enjoin the payment of dividends on any such
         Securities, or if there exists any legal question or impediment affecting such Securities or the payment of dividends on the same, (3) if there has occurred any breach of covenant or warranty in any document relating to an issuer of Securities which would adversely affect either immediately or contingently the payment of dividends on such Securities, or the general credit standing of the issuer or otherwise impair the sound investment character of such Securities, (4) if there has been a default in the payment of dividends, or the principal or income or premium, if any, on any other outstanding obligations of the issuer of such Securities, (5) if the price of any such Securities had declined to such an extent or other such market or credit factors exist that in the opinion of the Sponsor as evidenced in writing to the Trustee, the retention of such Securities would be detrimental to the Trust and to the interests of the Unitholders, (6) if all of the Securities in
         the Trust will be sold pursuant to termination of the Trust as provided in the Standard Terms and
         Conditions of Trust, as amended, and the Trust Agreement, (7) if such sale is required due to Units tendered for redemption, (8) upon the occurrence of a change in the business of the issuer of
         Securities that would have caused the Sponsor not to include the Securities of an issuer in the
         Trust had such circumstances existed prior to the formation of the Trust or, (9) to prevent the
         Trust from becoming subject to the provisions of the Public Utility Holding Company Act of 1935 and
         the rules and regulations promulgated thereunder.


                                    PORTFOLIO

    As of May 31, 1995, Central Equity Trust, Utility Series 18, consists of 29 issues of Securities, issued by entities located in 17 states, all of which are issued by domestic electric, gas, water and telephone public utility companies. 28 issues are listed or traded on the New York Stock Exchange and 1 issue is listed or traded on the Over-the-Counter market. The number of Securities by type of issuer and percentage of market value is as follows: Electric, 11 (40%); Gas, 7 (20%); Water, 1 (3%); Telephone, 4 (20%); and Combination -- Gas and Electric, 6 (17%). See "Schedule of Trust Securities" herein in this
Part One.

                                            PER UNIT INFORMATION
                                               (Per 100 Units)

                                                                            1995<F1>    1994<F2>    1993<F3>
                                                                          ----------  ----------  ----------

Net asset value per Unit at beginning of period. . . . . . . . . . . . .   $1,996.80  $2,272.88    $1,995.00
                                                                          ==========  ==========  ==========
Net asset value per Unit at end of period. . . . . . . . . . . . . . . .   $2,131.43  $1,996.80    $2,272.88
                                                                          ==========  ==========  ==========
Distributions to Unitholders of investment income including accumulated dividends paid on Units redeemed (weighted average Units outstanding
  for entire period) . . . . . . . . . . . . . . . . . . . . . . . . . .   $  115.40  $  111.46    $   84.90
                                                                          ==========  ==========  ==========
Distribution to Unitholders from proceeds on investment transactions
  (weighted average Units outstanding for entire period) . . . . . . . .   $      --  $      --    $      --
                                                                          ==========  ==========  ==========
Change in unrealized appreciation (depreciation) of Securities
  (per Unit outstanding at end of period). . . . . . . . . . . . . . . .   $  160.87  $ (291.71)   $  250.68
                                                                          ==========  ==========  ==========
Weighted average Units outstanding . . . . . . . . . . . . . . . . . . .     581,161    628,087      635,850
Units outstanding at end of period . . . . . . . . . . . . . . . . . . .     550,273    605,073      635,850

---------------

<F1>     For the period from June 1, 1994 through May 31, 1995.
<F2>     For the period from June 1, 1993 through May 31, 1994.
<F3>     For the period from July 9, 1992 (date of deposit) through May 31, 1993.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Partners of Unison Investment Trusts Ltd., The Bank of New York and the Unitholders of Central Equity Trust, Utility Series 17:

    We have audited the accompanying statement of net assets and the schedule of trust securities of Central Equity Trust, Utility Series 17 as of May 31, 1995, and the related statements of operations and changes in net assets for the period from May 21, 1992 (date of deposit) through May 31, 1993, and for the years ended May 31, 1995 and 1994. These financial statements are the responsibility of Unison Investment Trusts Ltd. (the "Sponsor"). Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of May 31, 1995, were confirmed by direct correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Central Equity Trust, Utility Series 17 as of May 31, 1995, and the results of its operations and changes in its net assets for the period from May 21, 1992 (date of deposit) through May 31, 1993, and for the years ended May 31, 1995 and 1994, in conformity with generally accepted accounting principles.


                                      ARTHUR ANDERSEN LLP

St. Louis, Missouri,
September 27, 1995

                                            CENTRAL EQUITY TRUST
                                              UTILITY SERIES 17
                                           STATEMENT OF NET ASSETS
                                                MAY 31, 1995

ASSETS:

     Investments in Securities, at market value (cost $11,088,322) (Note 1). . . . . . . . . .  $12,252,044
     Receivable from Unit redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       39,847
     Dividends receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       72,097
                                                                                                ------------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $12,363,988
                                                                                                ------------
LIABILITIES:
     Advance from Trustee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    11,810
     Payable for Unit redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       38,250
     Accrued trust expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,773
                                                                                                ------------
          Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    54,833
                                                                                                ------------
NET ASSETS applicable to 564,619 Units of fractional undivided interest outstanding. . . . . .  $12,309,155
                                                                                                ============

NET ASSETS, REPRESENTED BY:
     Cost to original investors of 683,515 Units sold. . . . . . . . . . . . . . . . . . . . .  $14,324,228
     Less initial underwriting commission (Note 1) . . . . . . . . . . . . . . . . . . . . . .      701,173
                                                                                                ------------
                                                                                                $13,623,055

     Less accumulated redemption of Units (Note 3) (Note 4). . . . . . . . . . . . . . . . . .    2,459,853
                                                                                                ------------
                                                                                                $11,163,202
     Undistributed net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    48,083
     Unrealized appreciation of investments. . . . . . . . . . . . . . . . . . . . . . . . . .    1,163,722
     Accumulated net realized gain (loss) from investment transactions . . . . . . . . . . . .      (65,852)
     Principal distributions to unitholders of proceeds from investment transactions . . . . .           --
                                                                                                ------------
          Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $12,309,155
                                                                                                ============
NET ASSET VALUE PER 100 UNITS (564,619 Units Outstanding). . . . . . . . . . . . . . . . . . .  $  2,180.08
                                                                                                ============

                               See accompanying notes to financial statements.


                                            CENTRAL EQUITY TRUST
                                              UTILITY SERIES 17

                                           STATEMENT OF OPERATIONS

                                                                        1995<F1>      1994<F2>      1993<F3>
                                                                    ------------  ------------  ------------

Investment Income (Note 1):
   Dividend income . . . . . . . . . . . . . . . . . . . . . . . .  $   728,333   $   796,893    $   791,279
                                                                    ------------  ------------  ------------
Expenses (Note 2):
   Trustee fees and expenses . . . . . . . . . . . . . . . . . . .  $    11,017   $    14,227    $    14,912
                                                                    ------------  ------------  ------------
   Total expenses. . . . . . . . . . . . . . . . . . . . . . . . .  $    11,017   $    14,227    $    14,912
                                                                    ------------  ------------  ------------
        Net investment income. . . . . . . . . . . . . . . . . . .  $   717,316   $   782,666    $   776,367
                                                                    ------------  ------------  ------------
Realized and unrealized gain (loss) on investments (Note 1):
   Net realized gain (loss) from investment transactions . . . . .  $  (139,433)  $    73,581    $        --
   Net change in unrealized appreciation (depreciation)
        of investments . . . . . . . . . . . . . . . . . . . . . .      998,593    (2,023,219)     2,188,348
                                                                    ------------  ------------  ------------
        Net gain (loss) on investments . . . . . . . . . . . . . .  $   859,160   $(1,949,638)   $ 2,188,348
                                                                    ------------  ------------  ------------
Net increase (decrease) in net assets from operations. . . . . . .  $ 1,576,476   $(1,166,972)   $ 2,964,715
                                                                    ============  ============  ============

                                     STATEMENT OF CHANGES IN NET ASSETS

                                                                        1995<F1>      1994<F2>      1993<F3>
                                                                    ------------  ------------  ------------

Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . .  $   717,316   $   782,666    $   776,367
   Net realized gain (loss) from investment transactions
     (Note 1). . . . . . . . . . . . . . . . . . . . . . . . . . .     (139,433)       73,581             --
   Net change in unrealized appreciation (depreciation)
     of investments (Note 1) . . . . . . . . . . . . . . . . . . .      998,593    (2,023,219)     2,188,348
                                                                    ------------  ------------  ------------
        Net increase (decrease) in net assets from operations. . .  $ 1,576,476   $(1,166,972)   $ 2,964,715
                                                                    ------------  ------------  ------------
Distributions to unitholders from:
   Net investment income . . . . . . . . . . . . . . . . . . . . .  $   747,220   $   774,292    $   706,754
   Proceeds from investment transactions . . . . . . . . . . . . .           --            --             --
                                                                    ------------  ------------  ------------
   Total distribution to unitholders . . . . . . . . . . . . . . .  $   747,220   $   774,292    $   706,754
                                                                    ------------  ------------  ------------
Redemption of units (Note 3) (Note 4). . . . . . . . . . . . . . .  $ 1,585,684   $   874,169    $        --
                                                                    ------------  ------------  ------------
Total increase (decrease) in net assets. . . . . . . . . . . . . .  $  (756,428)  $(2,815,433)   $ 2,257,961
                                                                    ------------  ------------  ------------



Net assets to unitholders:
   Beginning of period . . . . . . . . . . . . . . . . . . . . . .  $13,065,583   $15,881,016    $ 3,894,087
   Additional securities purchased . . . . . . . . . . . . . . . .           --            --      9,728,968
                                                                    ------------  ------------  ------------
Net assets at end of period (including undistributed net
  investment income of $48,043, $77,987 and $69,613,
  respectively). . . . . . . . . . . . . . . . . . . . . . . . . .  $12,309,155   $13,065,583    $15,881,016
                                                                    ============  ============  ============

---------------

<F1>     For the period from June 1, 1994 through May 31, 1995.
<F2>     For the period from June 1, 1993 through May 31, 1994.
<F3>     For the period from May 21, 1992 (date of deposit) through May 31, 1993.

                               See accompanying notes to financial statements.


                                            CENTRAL EQUITY TRUST
                                              UTILITY SERIES 17
                                        SCHEDULE OF TRUST SECURITIES
                                                MAY 31, 1995
                                                                                Current Annual
Portfolio  Number                                                               Dividend        Aggregate
Number     of Shares  Name of Issuer of Securities                              Per Share <F1>  Market Value
---------  ---------  --------------------------------------------------------  --------------  ------------

1            11,428   American Water Works, Inc.                                        $1.28    $   341,412
2            15,039   Ameritech Corp.                                                    2.00        667,356
3            10,525   Bell Atlantic Corp.                                                2.80        586,769
4             1,983   California Water Service Company                                   2.04         63,456
5            19,518   Cascade Natural Gas Company                                        0.96        290,330
6            10,525   Central & South West Corp.                                         1.72        271,019
7            20,302   DQE Inc. <F2>                                                      1.20        497,399
8            13,535   Duke Power Company                                                 1.96        565,086
9            14,138   Entergy Corporation                                                1.80        349,915
10           17,150   Equitable Resources, Inc.                                          1.18        512,356
11           11,278   Florida Progress Corporation                                       2.02        359,486
12           11,428   GTE Corporation                                                    1.88        381,409
13           14,138   General Public Utilities Corporation                               1.88        424,140
14           12,033   IPALCO Enterprises, Inc.                                           2.16        394,081
15           18,054   Kansas City Power & Light Co.                                      1.52        426,526
16           14,138   KU Energy Corporation                                              1.68        390,562
17           11,428   NYNEX Corp.                                                        2.36        477,119
18            7,513   Northern States Power Co.                                          2.64        355,928
19           19,560   ONEOK Inc.                                                         1.12        371,640
20           13,535   PECO Energy Co.                                                    1.62        380,672
21           12,932   Peoples Energy Corporation                                         1.80        345,931
22           22,868   Piedmont Natural Gas Company, Inc.                                 1.10        465,936
23           23,925   Public Service Company of North Carolina, Incorporated             0.85        355,884
24           12,662   SCEcorp                                                            1.00        220,002
25           24,074   Southern Co.                                                       1.22        532,637
26           12,033   Southern Indiana Gas & Electric Company                            1.69        370,015
27           23,479   TECO Energy, Inc.                                                  1.06        516,538
28           12,033   Union Electric Company                                             2.44        455,750
29           15,039   Utilicorp United Inc.                                              1.72        428,612
30           15,794   Wisconsin Energy Corp.                                             1.47        454,078
            -------                                                                              -----------
            442,087                                                                              $12,252,044
            =======                                                                              ===========

---------------

<F1>     Based on the latest quarterly or semi-annual declaration. There can be no assurance that future dividend payments will be maintained in an amount equal to the dividends listed above.

<F2>     On April 19, 1995, DQE Inc. declared a 3-for-2 stock split which was paid on May 24, 1995.

                               See accompanying notes to financial statements.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Partners of Unison Investment Trusts Ltd., The Bank of New York and the Unitholders of Central Equity Trust, Utility Series 18:

    We have audited the accompanying statement of net assets and the schedule of trust securities of Central Equity Trust, Utility Series 18 as of May 31, 1995, and the related statements of operations and changes in net assets for the period from July 9, 1992 (date of deposit) through May 31, 1993, and for the years ended May 31, 1995 and 1994. These financial statements are the responsibility of Unison Investment Trusts Ltd. (the "Sponsor"). Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of May 31, 1995, were confirmed by direct correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Central Equity Trust, Utility Series 18 as of May 31, 1995, and the results of its operations and changes in its net assets for the period from July 9, 1992 (date of deposit) through May 31, 1993, and for the years ended May 31, 1995 and 1994, in conformity with generally accepted accounting principles.


                                      ARTHUR ANDERSEN LLP

St. Louis, Missouri,
September 27, 1995

                                            CENTRAL EQUITY TRUST
                                              UTILITY SERIES 18
                                           STATEMENT OF NET ASSETS
                                                MAY 31, 1995

ASSETS:
     Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    14,268
     Investments in Securities, at market value (cost $10,949,987) (Note 1). . . . . . . . . .   11,664,122
     Dividends receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       55,146
                                                                                                ------------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $11,733,536
                                                                                                ------------
LIABILITIES:
     Accrued trust expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     4,835
                                                                                                ------------
          Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     4,835
                                                                                                ------------
NET ASSETS applicable to 550,273 Units of fractional undivided interest outstanding. . . . . .  $11,728,701
                                                                                                ============

NET ASSETS, REPRESENTED BY:
     Cost to original investors of 635,850 Units sold. . . . . . . . . . . . . . . . . . . . .  $13,461,548
     Less initial underwriting commission (Note 1) . . . . . . . . . . . . . . . . . . . . . .      656,379
                                                                                                ------------
                                                                                                $12,805,169
     Less accumulated redemption of Units (Note 3) . . . . . . . . . . . . . . . . . . . . . .    1,732,239
                                                                                                ------------
                                                                                                $11,072,930

     Undistributed net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    63,302
     Unrealized appreciation of investments. . . . . . . . . . . . . . . . . . . . . . . . . .      714,133
     Accumulated net realized gain (loss) from investment transactions . . . . . . . . . . . .     (121,664)
     Principal distributions to unitholders of proceeds from investment transactions . . . . .           --
                                                                                                ------------
          Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $11,728,701
                                                                                                ============
NET ASSET VALUE PER 100 UNITS (550,273 Units Outstanding). . . . . . . . . . . . . . . . . . .  $  2,131.43
                                                                                                ============

                               See accompanying notes to financial statements.


                                            CENTRAL EQUITY TRUST
                                              UTILITY SERIES 18

                                           STATEMENT OF OPERATIONS

                                                                        1995<F1>      1994<F2>      1993<F3>
                                                                    ------------  ------------  ------------

Investment Income (Note 1):
   Dividend income . . . . . . . . . . . . . . . . . . . . . . . .  $   681,390   $   721,273    $   605,189
                                                                    ------------  ------------  ------------
Expenses (Note 2):
   Trustee fees and expenses . . . . . . . . . . . . . . . . . . .  $    12,082   $    13,589    $    12,333
                                                                    ------------  ------------  ------------
   Total expenses. . . . . . . . . . . . . . . . . . . . . . . . .  $    12,082   $    13,589    $    12,333
                                                                    ------------  ------------  ------------
        Net investment income. . . . . . . . . . . . . . . . . . .  $   669,308   $   707,684    $   592,856
                                                                    ------------  ------------  ------------
Realized and unrealized gain (loss) on investments (Note 1):
   Net realized gain (loss) from investment transactions . . . . .  $  (157,193)  $    35,529    $        --
   Net change in unrealized appreciation (depreciation)
     of investments. . . . . . . . . . . . . . . . . . . . . . . .      885,262    (1,765,101)     1,593,972
                                                                    ------------  ------------  ------------
        Net gain (loss) on investments . . . . . . . . . . . . . .  $   728,069   $(1,729,572)   $ 1,593,972
                                                                    ------------  ------------  ------------
Net increase (decrease) in net assets from operations. . . . . . .  $ 1,397,377   $(1,021,888)   $ 2,186,828
                                                                    ============  ============  ============

                                     STATEMENT OF CHANGES IN NET ASSETS

                                                                        1995<F1>      1994<F2>      1993<F3>
                                                                    ------------  ------------  ------------

Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . .  $   669,308   $   707,684    $   592,856
   Net realized gain (loss) from investment transactions
     (Note 1). . . . . . . . . . . . . . . . . . . . . . . . . . .     (157,193)       35,529             --
   Net change in unrealized appreciation (depreciation)
     of investments (Note 1) . . . . . . . . . . . . . . . . . . .      885,262    (1,765,101)     1,593,972
                                                                    ------------  ------------  ------------
        Net increase (decrease) in net assets from operations. . .  $ 1,397,377   $(1,021,888)   $ 2,186,828
                                                                    ------------  ------------  ------------
Distributions to unitholders from:
   Net investment income . . . . . . . . . . . . . . . . . . . . .  $   667,888   $   698,821    $   539,837
   Proceeds from investment transactions . . . . . . . . . . . . .           --            --             --
                                                                    ------------  ------------  ------------
   Total distribution to unitholders . . . . . . . . . . . . . . .  $   667,888   $   698,821    $   539,837
                                                                    ------------  ------------  ------------
Redemption of units (Note 3) . . . . . . . . . . . . . . . . . . .  $ 1,082,898   $   649,341    $        --
                                                                    ------------  ------------  ------------
Total increase (decrease) in net assets. . . . . . . . . . . . . .  $  (353,409)  $(2,370,050)   $ 1,646,991
                                                                    ------------  ------------  ------------



Net assets to unitholders:
   Beginning of period . . . . . . . . . . . . . . . . . . . . . .  $12,082,110   $14,452,160    $ 5,074,087
   Additional securities purchased . . . . . . . . . . . . . . . .           --            --      7,731,082
                                                                    ------------  ------------  ------------
Net assets at end of period (including undistributed net
  investment income of $63,302, $61,882 and $53,019,
  respectively). . . . . . . . . . . . . . . . . . . . . . . . . .  $11,728,701   $12,082,110    $14,452,160
                                                                    ============  ============  ============
---------------

<F1>     For the period from June 1, 1994 through May 31, 1995.
<F2>     For the period from June 1, 1993 through May 31, 1994.
<F3>     For the period from July 9, 1992 (date of deposit) through May 31, 1993.

                               See accompanying notes to financial statements.


                                            CENTRAL EQUITY TRUST
                                              UTILITY SERIES 18
                                        SCHEDULE OF TRUST SECURITIES
                                                MAY 31, 1995
                                                                                Current Annual
Portfolio  Number                                                               Dividend        Aggregate
Number     of Shares  Name of Issuer of Securities                              Per Share <F1>  Market Value
---------  ---------  --------------------------------------------------------  --------------  ------------

1            12,915   American Water Works, Inc.                                        $1.28    $   385,836
2            14,502   Ameritech Corp.                                                    2.00        643,526
3            10,649   Bell Atlantic Corp.                                                2.80        593,682
4             7,928   Central & South West Corp.                                         1.72        204,146
5             8,489   Central Hudson Gas & Electric Corporation                          2.08        230,264
6            12,462   Connecticut Energy Corporation                                     1.30        244,567
7            12,915   Connecticut Natural Gas Corporation                                1.48        292,202
8            11,667   The Detroit Edison Company                                         2.06        351,468
9            22,776   DQE Inc. <F2>                                                      1.20        558,012
10           13,139   Duke Power Company                                                 1.96        548,553
11           15,862   Entergy Corporation                                                1.80        392,585
12           16,996   Equitable Resources, Inc.                                          1.18        507,755
13           11,896   Florida Progress Corporation                                       2.02        379,185
14           11,781   GTE Corporation                                                    1.88        393,191
15           15,184   General Public Utilities Corporation                               1.88        455,520
16           11,329   IPALCO Enterprises, Inc.                                           2.16        371,025
17           11,781   KU Energy Corporation                                              1.68        325,450
18           15,862   ONEOK Inc.                                                         1.12        301,378
19            6,776   Pacific Gas & Electric Company                                     1.96        196,504
20           16,996   PECO Energy Co.                                                    1.62        478,013
21           15,862   Peoples Energy Corporation                                         1.80        424,308
22           22,663   Piedmont Natural Gas Company, Inc.                                 1.10        461,759
23            8,494   Public Service Company of North Carolina, Incorporated             0.85        126,348
24            8,620   SCEcorp                                                            1.00        149,772
25           26,288   Southern Co.                                                       1.22        581,622
26           14,955   SBC Communications Inc. <F3>                                       1.65        672,975
27           23,570   TECO Energy, Inc.                                                  1.06        518,540
28           12,462   Union Electric Company                                             2.44        471,998
29           14,050   Wisconsin Energy Corp.                                             1.47        403,938
            -------                                                                              -----------
            408,869                                                                              $11,664,122
            =======                                                                              ===========

---------------

<F1>     Based on the latest quarterly or semi-annual declaration. There can be no assurance that future dividend payments will be maintained in an amount equal to the dividends listed above.

<F2>     On April 19, 1995, DQE Inc. declared a 3-for-2 stock split which was paid on May 24, 1995.

<F3>     In May 1995, Southwestern Bell Corporation formally adopted "SBC Communications Inc." as its name.
         The Sponsor originally deposited shares of Southwestern Bell Corporation in the Trust.

                               See accompanying notes to financial statements.

                              CENTRAL EQUITY TRUST
                                UTILITY SERIES 17
                                UTILITY SERIES 18

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    The financial statements of the Trusts are prepared in accordance with generally accepted accounting principles. The policies which significantly affect the determination of financial position, results of operations, and changes in net assets are summarized below:

    Cash and Equivalents -- Cash and equivalents are amounts on deposit in the Income and Capital Accounts.

    Security Valuation -- Securities listed on a securities exchange are valued by the Trustee at the last closing sale price, or if no such price exists, at the mean between the closing bid and offer prices or other bases. (See "Rights of Unitholders -- Redemption of Units" in Part Two.)

    Income and Expenses -- Income and expenses are recognized on the accrual basis of accounting. Gains and losses from transactions are determined on a specific identification basis.

    Federal Income Taxes -- The Trusts are not taxable for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of a Trust and accordingly, no provision has been made for Federal income taxes.

NOTE 2 -- OPERATING EXPENSES:

    See "Trust Operating Expenses" in Part Two of this Prospectus for information with respect to trustee fees and expenses.

NOTE 3 -- UNIT REDEMPTIONS

    During the year ended May 31, 1995, 78,600 Units and 54,800 Units were presented for redemption for Utility Series 17 and Utility Series 18, respectively.

NOTE 4 -- SECURITIES SOLD, UTILITY SERIES 17:

    In order to meet Unit redemptions, all shares of Pacific Gas & Electric Company originally deposited in the Trust have been sold.

                              CENTRAL EQUITY TRUST

Sponsor                  Unison Investment Trusts Ltd.
                         201 Progress Parkway
                         Maryland Heights, Missouri 63043

Trustee                  The Bank of New York
                         101 Barclay Street
                         New York, New York 10286

Evaluator                Van Kampen American
                         Capital Investment Advisory Corp.
                         One Parkview Plaza
                         Oakbrook Terrace, Illinois 60181

Legal Counsel            Bryan Cave LLP
                         One Metropolitan Square
                         211 North Broadway, Suite 3600
                         St. Louis, Missouri 63102-2750

Independent Public       Arthur Andersen LLP
Accountants              1010 Market Street
for the Trusts           St. Louis, Missouri 63101

                         ------------------------------

    Except as to statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.

    This Prospectus does not contain all the information set forth in the registration statements and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to which reference is hereby made.

    No person is authorized to give any information or to make representations not contained in this Prospectus or in supplementary sales literature prepared by the Sponsor, and any information or representations not contained therein must not be relied upon as having been authorized by either the Trusts, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, units in any State to any person to whom it is not lawful to make such offer in such State. Each Trust is registered as a Unit Investment Trust, under the Investment Company Act of 1940, as amended. Such registration does not imply that the Trusts or any of the Units have been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.

                              CENTRAL EQUITY TRUST
                                    [LOGO] *
                                UTILITY SERIES 17
                                    [LOGO] *
                                UTILITY SERIES 18

                         ------------------------------
                               CURRENT PROSPECTUS
                                    PART ONE
                         ------------------------------

                          Updated as of October 5, 1995

---------------
* Description of logos: Each logo consists of one line containing four black squares, side by side, each square containing within it a white symbol: the first, a light bulb symbolizing electricity; the second, a flame symbolizing gas; the third, a droplet symbolizing water; and the fourth, a telephone symbolizing a telephone.

NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE. BOTH PARTS OF THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

-------------------------------------------------------------------------------
                              CENTRAL EQUITY TRUST
                                    [LOGO] *
                                 UTILITY SERIES
-------------------------------------------------------------------------------

                               PROSPECTUS PART TWO

    The Trusts. The objectives of the Trusts are providing dividend income and capital appreciation through investment in a fixed portfolio consisting of publicly traded equity securities issued by domestic utility companies, which may include electric, gas, water and/or telephone public utility companies.

    With respect to Utility Series 27 only, up to 20% of the aggregate market value of the Trust may have been invested in telecommunications companies and American Depositary Receipts ("ADRs"). (The securities on deposit in a Trust are herein collectively referred to as the "Portfolio").

    The value of the Units of a Trust will fluctuate with the value of the relevant Portfolio. The Trusts consist of a series of unit investment trusts. The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Edward D. Jones & Co. (the "Underwriter") in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Underwriter. No proceeds from the sale of the Units will be received by the Trusts.

    Public Offering Price. The secondary market Public Offering Price of the Units is based on the Trustee's evaluation of the aggregate market value of the securities in the Portfolio of a Trust divided by the number of Units outstanding plus a sales charge as set forth in "Public Offering Price" on the front cover of Part One or such lesser amount as indicated in the "Summary of Essential Information" in Part One.

    NEITHER THESE TRANSACTIONS NOR THE SECURITIES OFFERED HEREBY HAVE BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE FAIRNESS OR MERITS OF THESE TRANSACTIONS OR UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Sponsor:
                                       uit
                          Unison Investment Trusts Ltd.

                     Prospectus Part Two dated July 11, 1995

---------------
* Description of logo: One line, containing four black squares, side by side, each square containing within it a white symbol: the first, a light bulb symbolizing electricity; the second, a flame symbolizing gas; the third, a droplet symbolizing water; and the fourth, a telephone symbolizing a telephone.

                                TABLE OF CONTENTS
                                -----------------

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32

THE TRUSTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
    Summary Description of the Portfolio . . . . . . . . . . . . . . . . . . 32
    Utility Series 27. . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
    Risks and Other Considerations Concerning Utility and
         Telecommunications Industries . . . . . . . . . . . . . . . . . . . 36
    Objective and Securities Selection . . . . . . . . . . . . . . . . . . . 38

PUBLIC OFFERING. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
    General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
    Public Offering Price. . . . . . . . . . . . . . . . . . . . . . . . . . 40
    Unit Distribution. . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
    Sponsor's and Underwriter's Profits. . . . . . . . . . . . . . . . . . . 40
    Public Market. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41

FEDERAL TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
    General Consequences . . . . . . . . . . . . . . . . . . . . . . . . . . 41
    Taxation of Dividends Received by a Trust. . . . . . . . . . . . . . . . 42
    Corporate Unitholders Dividends Received Deduction . . . . . . . . . . . 42
    Limitations on Deductibility of Trust Expenses by Individual
         Unitholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . 43
    Disposition of Securities by a Trust and Disposition of Units. . . . . . 43
    Special Tax Consequences of In Kind Distributions Upon Redemption of
         Units . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 43
    Computation of the Unitholder's Tax Basis. . . . . . . . . . . . . . . . 44
    Back-Up Withholding. . . . . . . . . . . . . . . . . . . . . . . . . . . 44

STATUS OF THE TRUSTS UNDER NEW YORK STATE AND CITY LAW . . . . . . . . . . . 45

RIGHTS OF UNITHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
    Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
    Certain Limitations. . . . . . . . . . . . . . . . . . . . . . . . . . . 46
    Redemption of Units. . . . . . . . . . . . . . . . . . . . . . . . . . . 46

TRUST OPERATING EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . 48
    Initial Costs. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
    Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49
    Miscellaneous Expenses . . . . . . . . . . . . . . . . . . . . . . . . . 49

ADMINISTRATION OF THE TRUSTS . . . . . . . . . . . . . . . . . . . . . . . . 50
    Records and Accounts . . . . . . . . . . . . . . . . . . . . . . . . . . 50
    Distributions of Income and Capital. . . . . . . . . . . . . . . . . . . 50
    Administration of the Portfolio. . . . . . . . . . . . . . . . . . . . . 51
    Reports to Unitholders . . . . . . . . . . . . . . . . . . . . . . . . . 51
    Amendment or Termination . . . . . . . . . . . . . . . . . . . . . . . . 52
    Limitations on Liabilities . . . . . . . . . . . . . . . . . . . . . . . 53

MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53
    The Sponsor. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53
    The Trustee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 54
    The Evaluator. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55
    Legal Opinions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56
    Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56

                                  INTRODUCTION

    Each series of the Central Equity Trust (a "Trust") was created under the laws of the State of New York pursuant to a Trust Agreement (the "Agreement") and a related Standard Terms and Conditions of Trust (the "Indenture", as amended and restated, collectively with the Agreement, the "Indenture and Agreement") by and between Unison Investment Trusts Ltd. (the "Sponsor"), The Bank of New York as successor Trustee to United States Trust Company of New York, effective June 19, 1995, (the "Trustee") and Van Kampen American Capital Investment Advisory Corp. as successor Evaluator to United States Trust Company of New York, effective June 19, 1995, (the "Evaluator"). The purpose and objective of a Trust is to provide dividend income and capital appreciation through investment in a fixed portfolio of securities consisting of publicly traded equity securities issued by electric, gas, water and/or telephone public utility companies. In addition, up to 20% of the aggregate market value of Utility Series 27 may have been invested in telecommunications companies and American Depositary Receipts ("ADRs") (the securities on deposit in the Trust are herein collectively referred to as the "Portfolio"). The Portfolio allows investors greater diversification than they might be able to acquire individually. ADRs are receipts issued by United States depositaries evidencing ownership of common stocks issued by corporations formed in countries other than the United States and on deposit with custodians located outside the United States. The issuers of the publicly traded common stocks in a Portfolio, together with the foreign issuers of the common stocks underlying the ADRs, are collectively referred to herein as the "Issuers." Both the publicly traded common stocks and any ADRs may provide income or are considered to have the potential for capital appreciation or both (such common stocks and any ADRs are collectively referred to herein as the "Securities"). ADRs provide income in the form of distribution payments of dividends received on the underlying foreign securities, while common stocks provide income in the form of dividends. Any reference in this Prospectus Part Two to "dividends" shall with respect to Utility Series 27 also refer to distribution payments made with respect to any ADRs in a Portfolio. There is no assurance that these objectives will be met because the payment and level of dividends is dependent upon, among other things, the amount each issuer has available for such purpose, and with respect to ADRs, the exchange rates in effect at the time of conversion. Furthermore, diversification of a Trust's assets will not eliminate the risk of loss inherent in the ownership of equity securities.


                                   THE TRUSTS

Summary Description of the Portfolio

    An investment in Units of a Trust should be made with an understanding of the risks which an investment in equity securities, including common stock (and ADRs in Utility Series 27), entails. Such risks include those arising from the fact that the rights of common stock owners to payments are generally inferior to creditors, debt holders and preferred stock owners of the issuing company. Common stock owners are also subject to risks of declines in the general equity market or in the market for the Company's industry sector and the worsening of the financial condition of a company or the economy in which it operates. Such risks may result in declines in values of the common stocks which in turn would negatively affect the value of Units. Although actions have been taken to provide a diversified portfolio of equity securities which tends to reduce the effects of these risks, no guarantee can be made that they will not occur and negatively affect the value of Units.

    Holders of common stock of the type held in each Trust have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. The issuance of debt securities and preferred stock will create superior claims for payment of principal and interest (in the case of debt securities) and dividends (in the case of preferred stock) which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), or preferred stocks which typically have liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks do not have a fixed principal amount or a maturity date and their value is subject to market fluctuations for as long as the common stocks remain outstanding. The market value of the Securities in each Trust thus is expected to fluctuate over the entire life of each Trust to market values higher or lower than those currently prevailing. The Sponsor may direct the Trustee to dispose of Securities under certain specified circumstances but the Securities will not be sold by the Trustee as a result of ordinary market fluctuations. (See "Administration of the Trusts -- Administration of the Portfolio" herein.)

    Whether or not the Securities are listed on a national exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made.

    The risks referred to above could adversely affect the ability and the inclination of the Issuers to declare or to pay dividends, and the ability of holders of common stock and (ADRs in Utility Series 27) to realize any value from the assets of the Issuers upon liquidation or bankruptcy.


Utility Series 27

    An investment in Units of Utility Series 27 should also be made with an understanding of the additional risks and consequences an investment in ADRs entails, which include risks involved in the ADRs themselves and those inherent in foreign securities as well as the investor's risk of becoming subject to special tax consequences due to the receipt of income from foreign sources. (See "Federal Taxation -- Taxation of Dividends Received by a Trust" herein.) The Sponsor will not deposit ADRs in amounts that would cause the aggregate market value of a Trust invested in domestic electric, gas, water or telephone utilities to be less than 80%. An ADR is a receipt that is issued by an American depositary, usually a bank, and which is denominated in and represents the ownership of a specified number of foreign securities on deposit with a foreign entity, also usually a bank, that acts as custodian of and transfer and collection agent with respect to such foreign securities. The depositary and custodian usually charge fees upon the deposit and withdrawal of securities, the conversion of dividends to U.S. dollars, the disposition of non-cash distributions and the performance of other services. ADRs, although not necessarily the underlying securities, are registered with the Securities and Exchange Commission.

    Ownership of ADRs by U.S. investors can provide certain advantages over direct ownership of the foreign securities, including greater ease of transferability and simplified collection and conversion of dividends paid in foreign currencies. However, ownership of ADRs also poses certain disadvantages in comparison to direct ownership of the foreign securities. For example, holders of ADRs may not be able to participate in foreign warrants and rights offerings or in certain exchange or tender offers involving foreign issuers. ADR depositaries will typically sell warrants and subscription rights, if they are transferable, and distribute the proceeds, which are often less than the value of the securities represented by such warrants or subscription rights, to the ADR holders. Further, in some cases the voting rights of owners of foreign stock are restricted by the home country, and the flow of information from the foreign issuer to ADR holders may be delayed or reduced.

    ADR holders have the right to demand and receive actual securities in exchange for their ADRs. Furthermore, ADR facilities may be terminated, in which case the ADR holder may come into possession of the underlying securities. If such an event were to occur, the advantages of holding ADRs described above would be lost and the tax consequences to the holder could change. Neither the Trustee nor the Sponsor is authorized under the Indenture and Agreement to initiate such an exchange. However, if an ADR facility is terminated, the Sponsor may, but is not required to, direct the Trustee to sell any underlying securities it may receive and distribute the proceeds of such sale to the Unitholders pursuant to the terms of the Indenture and Agreement. In some cases, an unsponsored ADR facility (see below for a discussion of sponsored and unsponsored ADRs) may be terminated upon the creation of a sponsored ADR facility. In such cases, it is the usual practice for the sponsor of the facility to effect an exchange of its sponsored ADRs for the outstanding unsponsored ADRs and to pay the costs of such exchange. Such an occurrence, in and of itself, will not constitute an event that gives rise to the ability of the Sponsor to direct the Trustee to sell the ADR. (See, "Administration of the Trusts -- Administration of the Portfolio" herein.)

    An ADR facility may be established by a foreign issuer that seeks to have its securities traded in the United States, in which case the ADRs are referred to as "sponsored", or the ADR facility may be initiated by an entity unrelated to the foreign issuer, usually a brokerage firm, that seeks to make a market in the foreign security, in which case the ADRs are referred to as "unsponsored". In the case of a sponsored ADR, the foreign issuer enters into an arrangement with a single American depositary and a foreign custodian and usually agrees to pay certain administrative and shareholder related fees and expenses, although ADR holders will bear certain costs. Under the terms of most sponsored ADRs, depositaries undertake to distribute notices of shareholder meetings and voting instructions and to make other shareholder communications available to ADR holders upon the foreign issuer's instruction. Generally, the underlying security of a sponsored ADR will be registered with the Securities and Exchange Commission, making the ADR eligible for listing on United States exchanges.

    In the case of an unsponsored ADR, the fees and expenses of the facility are generally born solely by the ADR holders. In addition, the depositary is frequently under no contractual obligation to distribute shareholder communications of any type or to pass through voting rights to the ADR holders. Other unsponsored ADRs with respect to the same underlying security are often established by other market makers and depositaries. Such duplicate ADRs are treated as fungible in the trading markets. Therefore, when duplicate unsponsored ADRs exist, there is no mechanism that links a particular unsponsored ADR to its actual depositary or the distributions made by it. Instead, unsponsored ADRs are usually held on deposit with U.S. clearing agencies, which take in the various unsponsored ADR distributions and forward them on to the ADR owners. Additionally, if a holder of an unsponsored ADR seeks to exchange the ADR for the underlying securities there can be delays in settlement if it becomes necessary to trace the ADR to its issuing depositary. This may occur if other depositaries refuse to accept the ADR or have insufficient securities to effect the exchange. Because the underlying securities are not generally registered in the United States and because the underlying securities may have been issued at different times, there is a possibility that if an unsponsored ADR is exchanged for underlying securities, or the ADR holder otherwise receives the underlying securities, such holder may come into possession of unregistered restricted securities which cannot be sold in the U.S. until certain statutory waiting periods have expired.

    Elements of risk associated with investing in the securities of foreign issuers of equity securities include but are not limited to trade balances and imbalances and related economic policies; currency exchange rate fluctuations; non-U.S. currency exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of government with respect to possible nationalization of their own industries; and other specific local political and economic considerations. Companies located outside the United States may operate under different accounting, auditing and financial reporting regulations than U.S. companies. In addition, because ADRs represent ownership of securities issued by a foreign company, often less information is available about the issuer than would be the case for publicly held United States companies. Further, it may be more difficult to obtain and enforce a judgment against a foreign issuer.

    An investment in Units should be made with particular attention to risks presented by probable changes in future currency exchange rate relationships, especially during periods of broad adjustments in such relationships. The securities underlying any ADRs in the Portfolio have been issued by corporations that, to the extent they pay dividends, pay them in foreign currencies. In the past, most foreign currencies values have fluctuated widely against the United States dollar for many reasons, including supply and demand of the respective currency, monetary policies, the soundness of the world economy and the strength of a particular foreign economy as compared to the economies of the United States and other countries. Thus, even though a foreign Issuer's dividend payment may remain constant in its local currency, the U.S. dollar value of the distribution will vary with fluctuations in the U.S. dollar exchange rates for the relevant currency. The Sponsor anticipates that dividends received by the foreign custodians in foreign currencies will be converted on the date of receipt, or as soon as practicable thereafter, to U.S. dollars. Due to fluctuations in exchange rates and possible delays in the conversions of dividends to U.S. dollars, the U.S. dollar value of the dividend on the date of receipt may not reflect, exactly, the actual amount in U.S. dollars a Trust will receive.

    To the best knowledge of the Sponsor, none of the foreign securities underlying any ADRs in the Portfolio were subject to currency exchange control restrictions which would materially interfere with the payment or receipt of dividends on such underlying securities. However, there can be no assurance that currency exchange control regulations will not be adopted in the future that would adversely affect such payments.

Risks and Other Considerations Concerning Utility and Telecommunications Industries

    Electric, Gas, Water and Telephone Industries. Other than with respect to Utility Series 27 where at least 80% of its aggregate market value is so invested, each Trust invested in common stocks of domestic companies in the electric, gas, water and/or telephone public utility industries. (See "Schedule of Trust Securities" in Part One.) In view of this, an investment in a Trust should be made with an understanding of the risks inherent in those industries. Public utilities are generally subject to extensive regulation by state utility commissions which, for example, establish and approve the rates which may be charged for their services and the appropriate rate of return on an approved asset base. Certain public utilities have difficulty from time to time persuading regulators to grant the rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments. There are substantial differences between the regulatory policies and practices of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will in the future grant rate increases or that any such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate rate relief.

    Issuers of the Securities may face other problems, including difficulty in financing large construction programs and raising capital during inflationary periods, rising costs of fuels and the transportation of fossil fuels, uncertainty of transmission service costs, changes in tax laws which may adversely affect a utility's ability to operate in a profitable manner, difficulty in estimating future demand for electricity, gas, water and telephone service in certain regions, recent reductions in estimates for future demand for electricity, gas, water and telephone in certain regions, restrictions on operations and increased costs and delays attributable to environmental regulations and the effects of energy conservation.

    There may also be risks associated with a particular type of public utility. Governmental authorities may from time to time review existing requirements and impose additional requirements governing the licensing, construction and operation of power plants by electric utilities. On the other hand, electric companies in general have been favorably affected by the full or near completion of major construction programs, and many utility companies have generated cash flows in excess of current operating expenses and some construction expenditures, permitting some degree of diversification into unregulated businesses. The Energy Policy Act of 1992 (the "Energy Act") provides for, among other things, the promotion of competition in the electric utility industry. The Energy Act reforms the Public Utility Holding Company Act of 1935 by lifting restrictions on independent producers of electric power who build and operate generating plants in order to produce power for sale to utilities at competitive rates. Further, the Energy Act provides that transmission lines will now be made available to any producer, utility or independent entity who is willing to pay for the transmission of power. This access makes the utility companies' traditional customer base more uncertain and could have a significant effect on the accuracy of, and the ability to make, the long-term demand projections that are necessary to determine the need for new construction of plants and for other capital expenditures.

    Gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other. Recent deregulatory efforts by the Federal Energy Regulatory Commission ("FERC") have resulted in a number of important changes in the sale, transportation and delivery of natural gas. FERC Orders have caused pipeline companies to become merely carriers, as opposed to sellers, of natural gas, which in turn has allowed local distribution companies ("LDC's") to negotiate purchases directly with producers. These changes, however, have resulted in significant transition costs and increased competition. For example, LDC's now face the risk of losing major customers who can fill their requirements through direct negotiation with producers if the LDC's fail to provide competitive pricing. Finally, although there has been deregulation by FERC, state regulators retain the power to scrutinize LDC performance and rate setting. LDC's that may have difficulty adjusting to the deregulated environment or minimizing the transition costs in connection therewith risk rejection of rate increases to make up for those costs.

    Water companies are subject to federal and state environmental laws and regulation of water quality. Pending federal and state environmental rules and regulations may require increased expenditures by the public water utilities and may increase substantially operating costs and capital requirements for those companies. Because certain aspects of telephone company operations are being deregulated, telephone companies face increasing competitive pressures that require the commitment of substantial capital, technological and marketing resources.

    Each of the problems referred to above could adversely affect the ability and the inclination of these public utilities to declare or to pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. The electric, gas, water and telephone utilities which are issuers of the Securities have been experiencing or may experience one or more of these problems in varying degrees. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movement of price levels of utility common stocks. Causes of these disparities and discrepancies include changes in the overall demand for or supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

    Furthermore, the Public Utility Holding Company Act of 1935 (the "1935 Act") regulates, among other things, certain acquisitions of voting securities of electric utility companies and gas utility companies by anyone who is an "affiliate" of a public utility company (a person or organized group of persons that directly or indirectly owns, controls or holds with power to vote 5% or more of the outstanding voting securities of a public utility company). In addition, the 1935 Act requires a "holding company" (among other categories, a company which directly or indirectly owns, controls or holds with power to vote 10% or more of the outstanding voting securities of a public utility company or another "holding company") to register as such with the Securities and Exchange Commission and be otherwise subject to certain restrictions on the acquisition of securities and other interests in public utility companies. In order to avoid becoming an "affiliate", each Trust has adopted an investment restriction that it will not purchase securities of a public electric or gas utility company if by reason thereof such Trust would hold 5% or more of the outstanding voting securities of the issuer. Nevertheless, if a Trust were considered to be a member of an organized group of persons, the 1935 Act might limit such Trust's acquisitions of the voting securities of public utility companies by reason of the control by the group of 5% or more of the voting securities of a public utility company. The Sponsor believes that even if a Trust is appropriately included in a group, it is unlikely that the holdings of such group will aggregate to as much as 5% of the voting securities of any public electric or gas utility company.

    The issuers of utility securities have in the past and may in the future undertake various types of reorganization, such as spin-offs, split-offs, mergers, creation of holding companies and asset sales, in order to, among other things, avoid or minimize the effects of regulatory activities. Depending on the circumstances, the Sponsor may direct the Trustee to either hold or sell the Securities that are distributed or otherwise the subject of such an event. (See "Administration of the Trusts -- Administration of the Portfolio" herein.) In which case the Trust may contain Securities of issuers not subject to the types of regulatory risks described above, but subject instead to more general market risks.

    Telecommunications Industries. In addition to the stock of companies in the utilities industries described above, the Sponsor may deposit into Utility Series 27 securities of telecommunications companies. The Sponsor will not deposit securities of telecommunications companies in amounts that would cause the aggregate market value of Utility Series 27 invested in domestic electric, gas, water or telephone utilities to be less than 80%.

    Telecommunications is defined as the science and technology of communicating by electronic means. Telecommunications companies are those whose products or services facilitate the transmission of voice, data and video communications electronically. Such entities include traditional telephone companies, long-distance providers, cellular/wireless telecommunication companies, cable television providers, telecommunications equipment manufacturers and satellite communications companies. To some degree, the deregulation of traditional telephone utilities and the growth of other telecommunications technologies and companies is blurring the distinction between these two types of companies.

    There are two key differences between telecommunications companies, as defined above, and utilities in the electric, gas, water and traditional telephone industries. The first is the regulatory environment. For example, local telephone service is currently regulated at the state level on a return-on-equity basis, much like the electric, gas and water utilities. However, other companies included in the telecommunications industry are not regulated in the same manner or are not regulated at all. A second difference is competition. Utilities have traditionally enjoyed monopoly positions in their distinct service areas. To a certain degree, however, telecommunications companies have broken into areas that had been controlled by telephone company monopolies, such as providing long distance service. Additionally, because the telecommunications companies do business in unregulated areas, they are also subject to greater competition and the risks that come with that competition, such as pressures on pricing and operating margins.


Objective and Securities Selection

    The primary objective of each Trust is to provide investors with dividend income and capital appreciation. There is no guarantee that a Trust's objective will be achieved because it is subject to the continuing ability of the respective issuers to continue to declare and pay dividends on the Securities and because the market value of the Securities can be affected by a variety of factors. (See "The Trusts -- Summary Description of the Portfolio" herein.) Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perception of the issuers change, thus investors should be aware that there can be no assurance that the value of the Securities will increase.

    Each Trust consists of such of the Securities listed under "Schedule of Trust Securities" in Part One as may continue to be held from time to time in such Trust and any additional Securities acquired and held by a Trust pursuant to the Indenture and Agreement together with cash held in the Income and Capital Accounts. Each Trust's investment objectives and policies have been developed to take advantage of the characteristics and historical performance of securities of companies in the public utilities industry. Many of these companies have established a reputation for paying regular quarterly dividends and for increasing their common stock dividends over time. In selecting particular Securities for each Trust, the Sponsor considered a number of factors, including historical growth rates and rates of return on capital, financial condition and resources, management skills and such utilities industry factors as regulatory environment and energy sources. The Sponsor also considered the prospective growth in earnings and dividends in relation to price/earnings ratios, yield and risk. The Sponsor believes that above-average dividend returns and below-average price/earnings ratios are factors that not only provide current income but also generally tend to moderate risk and to afford opportunity for appreciation of the Securities deposited in each Trust.

    Because Utility Series 27 holds ADRs representing proof of ownership of foreign securities on deposit with foreign custodians and there is a possibility that at some future date an ADR will be terminated causing such Trust to hold the foreign securities represented by such an ADR, the Units may not be an appropriate investment for a pension plan subject to Title I of the Employee Retirement Income Security Act of 1974("ERISA"). Prospective investors subject to ERISA should consult their tax advisors in determining the appropriateness of an investment in such Trust.

    Each Trust is organized as a unit investment trust and not as a management investment company. Therefore, neither the Trustee nor the Sponsor has the authority to manage a Trust's assets fully in an attempt to take advantage of various market conditions to improve such Trust's market value. The Sponsor may instruct the Trustee to dispose of Securities under limited circumstances. (See "Administration of the Trusts -- Administration of the Portfolio" herein.)


                                 PUBLIC OFFERING

General

    Units of each Trust are offered for sale at the Public Offering Price which in the secondary market is based on the Trustee's evaluation of the aggregate market value of the Securities in each Trust plus the amount of cash, if any, in the Income Account and the Capital Account of each Trust (other than amounts required to be distributed by the Trustee pursuant to the Indenture and Agreement), and includes a sales charge as described in "Public Offering -- Public Market" below.

Public Offering Price

    The Public Offering Price on any particular date will vary from the amounts set forth on the "Summary of Essential Information" in Part One of this Prospectus in accordance with fluctuations in the aggregate market value of the Securities, the amount of available cash on hand in a Trust and the amount of certain accrued fees and expenses.

    The Trustee has no cash for distribution to Unitholders until it receives dividend payments on the Securities in a Trust. The Trustee is authorized to provide its own funds, at times, in order to advance income distributions. The Trustee will recover these advancements when such dividend income is received. In the event that the income actually received by the Trustee differs from that estimated by the Trustee in calculating its distributions, the Trustee will make an appropriate adjustment to future distributions from the Income Account to account for such difference.

    As more fully described in the Indenture and Agreement the aggregate market value of the Securities is determined on each Business Day by the Trustee based on the last closing sale prices, the mean between the bid and offer price or other bases on the day the valuation is made. (See "Rights of Unitholders -- Redemption of Units" herein.) Determinations are effective for transactions effected subsequent to the last preceding determination.

    Although payment is normally made five business days following an order for the purchase of Units, payment may be made prior thereto. However, evidence of ownership of the Units so ordered will be made five business days following such order or shortly thereafter. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Underwriter prior to the date of settlement for the purchase of Units may be used in the Underwriter's businesses and may be deemed to be a benefit to the Underwriter, subject to the limitations of the Securities Exchange Act of 1934.


Unit Distribution

    Units purchased by the Underwriter in the secondary market, if any, may be offered by this Prospectus at the secondary Public Offering Price in the manner described.

    The Sponsor intends to qualify Units in states selected by the sponsor for sale by the Underwriter and from time to time may offer Units for sale through dealers who are members of the National Association of Securities Dealers, Inc. Such dealers, if any, may be allowed a concession or agency commission by the Underwriter.

    The Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concessions to dealers from time to time.


Sponsor's and Underwriter's Profits

    As stated in "Public Offering -- Public Market" below, the Underwriter intends to maintain a secondary market for the Units of each Trust. In so maintaining a market, the Underwriter will also realize profits or sustain losses in the amount of any difference between the price at which such Units were purchased and the price at which such Units were resold (such prices include a sales charge) or the prices at which such Units were redeemed, as the case may be.


Public Market

    While not obligated to do so, the Underwriter intends to maintain, at its expense, a secondary market for Units of each Trust and to continuously offer to repurchase Units from Unitholders at the Redemption Price calculated by the Trustee. (See "Right of Unitholders -- Redemption of Units" herein.) Any Units repurchased by the Underwriter at the Redemption Price may be reoffered to the public by the Underwriter at the then current Public Offering Price, which price includes a sales charge. Effective on each July 1, such sales charge will be reduced as set forth under "Summary of Essential Information" in Part One. Any profit or loss resulting from the resale of such Units will belong to the Underwriter.

    If the supply of Units exceeds the demand (or for any other business reason), the Underwriter may, at any time, from time to time, or permanently, discontinue the repurchase of Units of this series at the Redemption Price. Alternatively, Unitholders may redeem their Units through the Trustee, although the Sponsor shall have the right to purchase such tendered Units at a price not less than the price the Unitholder would receive from the Trustee upon tender. Unitholders of any Series, other than Series 1 or 2, may be able, upon request, to receive an "in kind" distribution of the Securities evidenced by their Units. (See "Rights of Unitholders -- Redemption of Units" herein.) A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.


                                FEDERAL TAXATION

    The following is a discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units which will generally apply to individual Unitholders. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unitholders should consult their tax advisors in determining the particular federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in a Trust which may apply to their specific circumstances.

    In the opinion of Bryan Cave LLP, Counsel for the Sponsor, under existing law:


General Consequences

    Each Trust is not an association taxable as a corporation for federal income tax purposes.

    Each Unitholder of a Trust will be considered the owner of a pro rata portion of that Trust's assets for federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Code. Each Unitholder will be considered to have received its pro rata share of income, deductions and credits derived from the operation of such Trust.

    Each Unitholder will have a taxable event when a Security is disposed of in a taxable transaction (whether by sale, liquidation, redemption or otherwise) or when the Unitholder redeems or sells its Units in a taxable transaction. The cost of the Units to a Unitholder on the date such Units are purchased is allocated among the Securities held by such Trust (in accordance with the proportion of the fair market values of such Securities) in order to determine the Unitholder's tax basis in the Unitholder's pro rata portion of each Security, and such tax basis will be subject to certain adjustments discussed below.


Taxation of Dividends Received by a Trust

    For federal income tax purposes, a Unitholder's pro rata portion of taxable dividends paid by a corporation with respect to any Security will be taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits" as such term is defined in Section 316 of the Code. A Unitholder's pro rata portion of taxable dividends which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security, shall be treated as capital gain. Such capital gain will be short-term unless a Unitholder has held its Units and the Trust has held the Security for more than one year. Under certain circumstances corporate Unitholders may be able to deduct from gross income a portion of dividends received by a Trust with respect to Securities held by such Trust and, accordingly, should consult their tax advisors concerning the federal income tax consequences of such distributions.

    Utility Series 27. Distributions paid on ADRs also may be subject to a withholding tax imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such withholding taxes. Distributions received on ADRs will be reduced by the amount of any applicable foreign withholding tax.

    Generally, any foreign withholding taxes deducted from distributions paid on ADRs may be used as a credit or a deduction against federal income tax liability. A Unitholder should consult its tax advisor regarding the applicability of the foreign tax credit and the applicability of the deduction of foreign withholding taxes to its specific circumstances.


Corporate Unitholders Dividends Received Deduction

    A corporation (other than a corporation taxed as an S Corporation, a regulated investment company, a real estate mortgage investment conduit, or a real estate investment trust) which owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of taxable dividends received from domestic corporations by a Trust in the same manner as if such corporation directly owned the Securities paying such dividends. A corporation owning Units should be aware that Sections 246 and 246A of the Code impose certain limitations on the deductibility of a corporate Unitholder's pro rata share of taxable dividends received by such Trust including the following: (1) the aggregate amount of the dividends received deduction is limited to 70%, or, in some cases, 80%, of the corporate Unitholder's taxable income with certain adjustments; (2) the Units with respect to which the dividends are received must generally have been held by the corporation for more than 45 days (90 days in the case of certain preference dividends); and (3) the Code contains specific rules which are generally designed to reduce or eliminate the dividends received deduction to the extent a corporation has incurred debt to acquire its Units. Additionally, a corporate Unitholder who has held its Units for 2 years or less may be required to reduce its tax basis in its Units by the amount of the nontaxed portion of certain extraordinary dividends paid to a Trust. Due to the complexity of the requirements relating to the dividends received deduction, corporate Unitholders should consult their tax advisors concerning the application of the dividends received deduction to their specific circumstances. Upon written request, the Trustee shall furnish information to a Unitholder regarding the source, amount and date of receipt of dividends paid to a Trust.


Limitations on Deductibility of Trust Expenses by Individual Unitholders

    Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by the Unitholder. However, individual Unitholders may deduct certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses only to the extent they exceed 2% of such individual's adjusted gross income. Accordingly, individual Unitholders may be required to treat some or all of the expenses of a Trust as miscellaneous itemized deductions subject to this limitation.


Disposition of Securities by a Trust and Disposition of Units

    If the Unitholder disposes of a Unit, the Unitholder is deemed thereby to have disposed of the Unitholder's pro rata interest in all of a Trust's assets represented by such Unit, including the Unitholder's pro rata portion of all the Securities. A Unitholder will recognize gain (or loss) when all or part of the Unitholder's pro rata interest in a Security is disposed of (whether through a disposition of its Unit or a disposition of the Security by a Trust) in a taxable transaction for an amount greater (or less) than the Unitholder's tax basis therein.

    Unless the investor in a Unit is a dealer, gain or loss recognized on a sale or exchange of a Security or a Unit will be, under current law, capital gain or loss. Any capital gain or loss arising from the disposition of a Security by a Trust or the disposition of Units by a Unitholder will be short-term capital gain or loss unless such Security and Unit has been held for more than one year in which case such capital gain or loss will be long-term.


Special Tax Consequences of In Kind Distributions Upon Redemption of Units

    As discussed in "Rights of Unitholders -- Redemption of Units," under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution of Securities. As previously discussed, prior to the redemption of such Units, a Unitholder is considered as owning a pro rata portion of each of a Trust's assets for federal income tax purposes. The receipt of an In Kind Distribution upon the redemption of such Units would be deemed an exchange of such redeeming Unitholder's pro rata portion of each of the shares of stock (or, in Utility Series 27, ADRs) and other assets held by such Trust in exchange for an undivided interest in whole shares of stock (or, in Utility Series 27, ADRs) and possibly cash. A Unitholder must elect to have his Securities exchanged entirely in kind plus cash for fractional shares or entirely for cash.

    There are different potential tax consequences which may occur under an In Kind Distribution with respect to each Security owned by a Trust. A "Security" for this purpose is a particular class of stock issued by a particular corporation. In Rev. Rul. 90-7, 1990-1 C.B. 153, which revoked the Internal Revenue Service's ("Service") prior ruling position on this issue, the Service held that if a Unitholder receives only whole shares of a security in exchange for its pro rata interest in each such security held by a trust, no gain or loss would be recognized upon such exchange because the exchange effects no material difference in the Unitholder's position. If the Unitholder receives whole shares of a particular Security plus cash in lieu of a fractional share of such Security, or if the Unitholder receives only cash in lieu of a fractional share of a Security, gain or loss would be recognized in an amount equal to the difference between the amount of cash received and the Unitholder's adjusted basis in the fractional share. The Unitholder's tax basis in the shares of such particular Security which the Unitholder receives as part of the In Kind Distribution would equal the Unitholder's basis in such particular Security before the redemption, increased or decreased by any gain or loss recognized by the Unitholder on the receipt of cash in lieu of a fractional share of such particular Security, and decreased by any cash received in lieu of a fractional share of such particular Security. Redeeming Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.


Computation of the Unitholder's Tax Basis

    Initially, a Unitholder's tax basis in its Units will equal the price (including brokerage commissions) paid by such Unitholder for the Units. A Unitholder initially determines its tax basis in that portion of each of the Securities held by a Trust that the Unitholder is considered to own, by allocating the cost of the Units among the Securities in accordance with the proportion of the fair market values of such Securities on the date the Units are purchased.

    The sale or exchange of Units (other than in a redemption) will not affect the tax basis of Unitholders not participating in the sale or exchange. A Unitholder's tax basis in its Units and its pro rata portion of a Security held by a Trust will be reduced to the extent cash dividends paid with respect to such Security are received by such Trust which are not taxable as ordinary income because such dividend exceeds current and accumulated earnings and profits of the Issuer of the Security as described above.


Back-Up Withholding

    Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee (or, in the case of Units held in book-entry only form, the owner of record of such Units) and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to 31% back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons.


             STATUS OF THE TRUSTS UNDER NEW YORK STATE AND CITY LAW

    In the opinion of Bryan Cave LLP, Counsel for the Sponsor for New York tax matters, each Trust is not an association taxable as a corporation and the income of such Trust will be treated as the income of the Unitholders of such Trust under the existing income tax laws of the State and City of New York.

    The foregoing discussions relate only to United States federal and New York State and City income taxes. Unitholders may be subject to state and local taxation in other jurisdictions. Unitholders should consult their tax advisors regarding potential state or local taxation with respect to the Units.


                              RIGHTS OF UNITHOLDERS

Units

    A certificate representing 100% of the fractional undivided interest in and ownership of the Units was registered in the name or to the order of the Underwriter on the books of the depository, The Depository Trust Company ("DTC" or the "Depository"). Accordingly, the Underwriter is the holder of record of the Units.

    The Units will be issued in book-entry form only and the Unitholders will not be entitled to receive physical certificates representing their Units. A Unitholder's ownership of Units will be recorded on or through the records of the Underwriter or any other brokerage firm that maintains such Unitholder's account for such purpose. In turn, the brokerage firm's record ownership of such Units will be recorded on the records of the Depository (or of a DTC participating firm that acts as agent for the brokerage firm if a Unitholder's brokerage firm is not a DTC participant). Therefore, a Unitholder must rely upon the foregoing procedures to evidence such Unitholder's beneficial ownership of a Unit. Beneficial ownership of a Unit may only be transferred by compliance with the procedures of such brokerage firms and DTC participants. Neither the Trustee nor the Sponsor will have any responsibility or liability for any aspect of the records relating to or payments made by such brokerage firms or DTC participants on account of beneficial ownership interests in the Units or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

    DTC, which is a New York-chartered limited purpose trust company, performs services for its participants, some of whom (and/or whose representatives) own DTC. In accordance with its normal procedures, DTC is expected to record separately the positions held by each DTC participant in the Units, whether held for its own account or as a nominee for another person. The Underwriter is a DTC participant.

    Each distribution from the Income Account and payment upon redemption of a Unit will be paid to the Depository for the benefit of the record holder of the Units as shown on the books of the Depository. The Depository will be responsible for crediting the amount of such payments to the accounts of the applicable DTC participants in accordance with the Depository's normal procedures, which currently provide for payments in next-day funds settled through the New York Clearing House. Each DTC participant will be responsible for disbursing such payments to the beneficial owners of the Units that it represents and to each brokerage firm for which it acts as agent. Each such brokerage firm will be responsible for disbursing funds to the beneficial owners of the Units that it represents.

    If the foregoing book-entry procedures are terminated by the Depository for any reason, definitive Certificates will be issued in appropriate amounts as requested by the DTC participants holding the Units.

    The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Units are transferable by presentation of transfer instructions to the Trustee accompanied by such documents executed by the Unitholder or his authorized attorney and such Unitholder's brokerage firm as the Trustee deems necessary to establish the authority of the person making such transfer. In certain instances, the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each Unit transferred and to pay any governmental charge that may be imposed in connection with each such transfer.


Certain Limitations

    No Unitholder shall have the right to vote except in certain circumstances relating to the amendment and termination of a Trust. (See "Administration of the Trusts -- Amendment or Termination" herein.) Unitholders shall have no right to control the operation or administration of a Trust in any manner, except upon the vote of 51% of the Unitholders outstanding at any time for purposes of amendment or termination of a Trust, all as provided in the Agreement. Unitholders will be unable to dispose of any of the Securities, as such, and will not be able to vote the Securities. No Unitholder shall ever be under any liability to any third party for any action taken by the Trustee or Sponsor.


Redemption of Units

    Requests for redemption of a Unit at the option of a Unitholder must first be presented to the Unitholder's brokerage firm. Such brokerage firm (if such firm is a DTC participant and, if not, through the DTC participant acting on behalf of such firm) will present such redemption request to DTC and DTC, in turn, will present such request to the Trustee for processing in accordance with the applicable redemption provisions of the Agreement. The Trustee may require a Unitholder and such Unitholder's brokerage firm to submit additional information or certifications to the Trustee to evidence compliance with the applicable redemption provisions of the Agreement. Units will be deemed to be "tendered" to the Trustee when the Trustee is in physical possession of transfer instructions and such other documentation as may be required by the Trustee to effect the redemption of the Units. Compliance with the foregoing procedures may result in delays in the processing of redemption requests by Unitholders. No redemption fee will be charged by the Trustee.

    On the seventh calendar day following such tender, or if the seventh calendar day is not a Business Day, on the first Business Day prior thereto, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit (unless the redeeming Unitholder is receiving an In Kind Distribution pursuant to the Indenture and Agreement as described herein) next computed as of the Evaluation Time set forth in the "Summary of Essential Information" in Part One on the date of tender. The "date of tender" is deemed to be the date on which the Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the next day on which the exchange is open for trading and such Units will be deemed to have been tendered at the Redemption Price computed on that day.

    Any amounts paid on redemption representing income received will be withdrawn from the Income Account to the extent funds are available. All other amounts will be withdrawn from the Capital Account. The Trustee is empowered to sell Securities in order to make funds available for redemption.

    Unitholders owning and tendering 1,200 Units or more of a Series other than Series 1 or 2 for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distributions") of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation next following the tender. Such Unitholder must elect to have its Units redeemed either entirely in kind plus cash for fractional shares or entirely in cash. An In Kind Distribution of such Units will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the Portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above.

    To the extent that Securities are distributed in kind or sold, the size of the relevant Trust will be reduced, and the diversity of such Trust may be altered. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests and receives an In Kind Distribution. (See "Federal Taxation" herein.)

    The Redemption Price per Unit of a Trust is determined by the Trustee as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit is each Unit's pro rata share, determined by the Trustee, of:
(1) the aggregate market value of the Securities in such Trust, (2) cash on hand in such Trust including dividends receivable on stocks trading ex-dividend as of the date of computation, and (3) any other assets of such Trust, less
(a) amounts representing taxes or governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Unitholders of record as of a date prior to the evaluation.

    The aggregate market value of the Securities is determined in good faith by the Trustee in the following manner. If the Securities are listed on a national securities exchange or on the NASDAQ National Market System, the evaluation will be based on the last closing sale price as of the Evaluation Time on that exchange (unless the Trustee determines such price is an inappropriate basis for evaluation) or, if there is no closing sale price on that exchange, at the mean between the closing bid and offer prices. If the Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation will be based on the mean between the current bid and offer prices in the over-the-counter market (unless the Trustee determines these prices are an inappropriate basis for evaluation). If current bid or closing prices are unavailable, the evaluation will be determined on the basis of any of the following methods the Trustee deems appropriate (1) on the basis of the mean between the current bid and offer prices of such Securities as obtained from investment dealers or brokers who customarily deal in securities comparable to those held by the Trust (which may include the Underwriter),
(2) on the basis of comparable bid prices for comparable securities, (3) by appraising the value of the Securities at the mean between the bid and offer side of the market or by such other appraisal deemed appropriate by the Trustee or (4) by any combination of the above, each as of the Evaluation Time.

    The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which trading on that Exchange is restricted, or an emergency exists, as a result of which emergency disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order, permit or require.

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. The Sponsor may, and so long as the Underwriter is maintaining a secondary market for Units, the Underwriter may, prior to the close of business on the day of tender, purchase any Units tendered to the Trustee for redemption by making payment therefor to the Unitholder in an amount not less than that which would have been paid by the Trustee had the Units been redeemed by the Trustee. (See "Public Offering -- Public Market".) Units held by the Sponsor or the Underwriter may be tendered to the Trustee for redemption in the same manner as any other Units.

    The offering price of any Units resold by the Underwriter will be the Public Offering Price determined in the manner provided in this Prospectus. (See "Public Offering -- Public Offering Price" herein.) Any profit resulting from the resale of such Units will belong to the Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units. (See "Public Offering -- Sponsor's and Underwriter's Profit" herein.)


                            TRUST OPERATING EXPENSES

Initial Costs

    All costs and expenses incurred in creating and establishing the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and Agreement, legal and auditing expenses, advertising and selling expenses, expenses of the Trustee and other out-of-pocket expenses were borne by the Sponsor at no cost to the Trusts. Other than the Sponsor's Supervisory Fees described below, the Sponsor will not receive any fees in connection with its activities relating to the Trusts. However, the Underwriter, an affiliate of the Sponsor, will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public

Offering --Sponsor's and Underwriter's Profits" above and will be indemnified by the respective Trusts as described under "Miscellaneous Expenses" below.


Fees

    The Sponsor's supervisory fee, if any, earned for supervising a Portfolio is based upon the largest number of Units for such Trust outstanding at any time during the calendar year and will be payable annually on or before the January Distribution Date. The Sponsor's current fee per 100 Units is set forth under "Summary of Essential Information" in Part One of this Prospectus (which shall not exceed $0.50 per 100 Units per year) and may exceed the actual costs of providing these supervisory services, but at no time will the total amount the Sponsor receives for these supervisory services, when combined with all compensation received with respect to any other series of trusts in any calendar year, exceed the aggregate cost to it of supplying such services in such year.

    Under the Indenture and Agreement, for its services as trustee and evaluator the Trustee will receive fees in the amount set forth in "Summary of Essential Information -- Trustee's Fee and Estimated Expenses" in Part One, computed and paid monthly on the basis of the largest number of Units outstanding for such Trust at any time during the calendar year. The Trustee is entitled to receive a minimum fee of $2,500 per year for services performed and expenses incurred on behalf of a Trust. Certain regular and recurring expenses of a Trust, including certain mailing and printing expenses, are borne by such Trust.

    The Sponsor's fee, if any, accrues monthly but is paid annually. The Trustee's fees are payable monthly on or before each Distribution Date from the Income Account, to the extent funds are available and thereafter from the Capital Account. Any such fees may be increased without approval of the Unitholders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture and Agreement. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Indenture and Agreement, see "Administration of the Trusts" herein.


Miscellaneous Expenses

    The following additional charges are or may be incurred by each of the
Trusts: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trusts and the rights and interests of Unitholders, (e) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trusts without negligence, bad faith or willful misconduct on its part and (f) expenditures incurred in contacting Unitholders upon termination of the Trusts.

    The fees and expenses set forth herein are payable out of the respective Trusts. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Securities of the relevant Trust. Since the income stream produced by dividend payments on the Securities is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of a particular Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by such Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. (See "Federal Taxation" herein.)


                          ADMINISTRATION OF THE TRUSTS

Records and Accounts

    The Trustee will keep records and accounts of all transactions of each Trust at its offices at 101 Barclay Street, New York, New York 10286. These records and accounts will be available for inspection by Unitholders at reasonable times during normal business hours. The Trustee will keep on file for inspection by Unitholders an executed copy of the Indenture and Agreement together with a current list of the Securities then held in each Trust. In connection with the storage and handling of certain Securities deposited in a Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Securities, coupon-clipping, computer book-entry transfer and institutional delivery services.


Distributions of Income and Capital

    The Trustee will credit to the Income Account all cash dividends received by and payable to the relevant Trust. Other receipts are credited to the Capital Account. Amounts in the Income Account received by a Trust will be distributed on or shortly after the fifteenth day of the month of the applicable Record Date on a pro rata basis to Unitholders of such Trust as of record as of that date. Amounts in the Capital Account will be distributed on or shortly after the fifteenth day of each June and December except that the Trustee shall not be required to make a distribution from the Capital Account unless the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 100 Units. If the amounts in the Capital Account are sufficient to distribute at least $10.00 per 100 Units, such amounts shall be distributed on or shortly after the fifteenth day of the next succeeding month after such amounts are accumulated. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

    The distribution to the Unitholders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the estimated annual dividend distributions in the Income Account after deducting estimated expenses. Because dividends are not received by a Trust at a constant rate throughout the year, such distributions to Unitholders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account on the ensuing Record Date. A person who purchases Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

    As of the first day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay the expenses of the relevant Trust (as determined on the basis set forth under "Trust Operating Expenses" herein). The Trustee may also withdraw from the Income and Capital Accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges payable out of such Trust. Amounts so withdrawn shall not be considered a part of such Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.


Administration of the Portfolio

    The Trusts are not "managed" by the Sponsor or the Trustee; their activities described below are governed solely by the provisions of the Indenture and Agreement. The original proportionate relationship between the number of shares of each security in a Trust will be adjusted to reflect the occurrence of a stock dividend, stock split, merger, reorganization or a similar event which affects the capital structure of the issuer of a Security in such Trust but which does not affect such Trust's percentage ownership of the common stock equity of such issuer at the time of such event. The Sponsor may direct the Trustee to dispose of Securities under such circumstances as are indicated in the "Summary of Essential Information" in Part One. The proceeds of any such disposition of the Securities will be deposited in the Capital Account of the relevant Trust and distributed to related Unitholders in accordance with the Indenture and Agreement. If a failure to pay declared cash dividends on any of the Securities occurs and if the Sponsor does not, within 30 days after notification, instruct the Trustee to sell or hold such Securities, the Indenture provides that the Trustee may in its discretion sell such Securities. As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in the Trusts and will vote such stocks in accordance with the instructions of the Sponsor or, in the absence of such instructions, according to the recommendations, if any, of the issuer's management.


Reports to Unitholders

    In connection with each distribution, the Trustee shall furnish Unitholders a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share for each 100 Units outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder, a statement (i) as to the Income
Account: dividends received, deductions for applicable taxes, fees and expenses of the relevant Trust, cash amounts paid for purchases of Securities to replace Failed Contract Securities and for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share per 100 Units outstanding on the last Business Day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities and the net proceeds received therefrom, cash amounts paid for purchases of Securities to replace Failed Contract Securities and for redemption of Units, deductions for payment of applicable taxes and fees and expenses of the relevant Trust and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share per 100 Units outstanding on the last Business Day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last Business Day of such calendar year; (iv) the Redemption Price per Unit based upon the last Trustee evaluation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share per 100 Units outstanding.

    In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, with evaluations of the Securities in the relevant Trust.


Amendment or Termination

    The Indenture and Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (i) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent with any other provision, or (ii) to make such other provisions as shall not adversely affect the Unitholders, provided, however, that the Indenture and Agreement may not be amended to (a) increase the number of Units, except as the result of the deposit of additional Securities pursuant to the Indenture and Agreement, (b) permit the acquisition of additional or substitute securities except as expressly provided therein or (c) permit a Trust to engage in any kind of business. The Indenture and Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in each Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

    A Trust may be liquidated at any time by consent of Unitholders representing 51% of the Units then outstanding or by the Trustee when the value of such Trust, as shown by any evaluation, is less than the Minimum Termination Value indicated under "Summary of Essential Financial Information" in Part One. The Indenture and Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Information" in Part One.

    Written notice of any termination of a Trust shall be given by the Trustee to each relevant Unitholder at his address appearing on the registration books of the applicable Trust maintained by the Trustee. If a Trust terminates on the Mandatory Termination Date, the Trustee will provide written notice thereof to all Unitholders at least 30 days before such Mandatory Termination Date. The notice will include a form enabling Unitholders of a Series other than Series 1 or 2 to request an In Kind Distribution rather than payment in cash upon termination of a Trust. Such request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Within a reasonable period of time after termination, the Trustee will sell any Securities remaining in a Trust. The Trustee will deduct from the funds of a Trust any accrued costs, expenses, advances or indemnities provided by the Indenture and Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. The Trustee will then distribute to each Unitholder who does not request an In Kind Distribution his pro rata share of the balance of the Income and Capital Accounts. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder for Units. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time.

    With such distribution to the Unitholders the Trustee will furnish a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion determines that any amounts held in reserve are no longer necessary, it will make distributions thereof to Unitholders in the same manner.


Limitations on Liabilities

    The Sponsor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture and Agreement, or for errors in judgment or, in the case of the Sponsor, for errors in judgment in directing or failing to direct the Trustee, but shall be liable only for their own willful misfeasance, bad faith or negligence (gross negligence in the case of the Sponsor) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture and Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture and Agreement.
The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture and Agreement or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture and Agreement contain other customary provisions limiting the liability of the Trustee.

    The Sponsor and Unitholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Indenture and Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Unitholders for errors in judgment. This provision shall not protect the Trustee in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                                  MISCELLANEOUS

The Sponsor

    Unison Investment Trusts L.P., d/b/a Unison Investment Trusts Ltd., a Missouri limited partnership formed on March 24, 1987 ("Unison"), is the Sponsor of the Trusts. The Jones Financial Companies, A Limited Partnership, a

Missouri limited partnership ("JFC"), which owns Edward D. Jones & Co., a Missouri limited partnership ("EDJ"), is the limited partner in Unison, and Unison Capital Corp., Inc. ("UCC"), a Missouri corporation, is the general partner of Unison. UCC is a wholly-owned subsidiary of LHC, Inc. ("LHC"), which is a wholly-owned subsidiary of JFC. The principal offices of Unison, JFC, EDJ, UCC and LHC are located at 201 Progress Parkway, Maryland Heights, Missouri 63043. The Sponsor has also acted as the sponsor of Insured Tax-Free Income Trust ("ITFIT"), a unit investment trust consisting of a portfolio of state, municipal and public authority debt obligations. ITFIT was established pursuant to a Standard Terms and Conditions of Trust and related Trust Agreements by and among the Sponsor, The Bank of New York, as trustee, and Standard & Poor's Corporation, as evaluator. As sponsor of ITFIT, the Sponsor performs activities that are substantially similar to those it performs for the Trusts.

    The Sponsor is liable for the performance of its obligations under the Indenture and Agreement. If the Sponsor shall fail to perform any of its duties under the Indenture and Agreement or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Sponsor shall be discharged. In such event, the Trustee shall: (i) appoint a successor Sponsor or Sponsors or (ii) terminate the Indenture and Agreement and liquidate a Trust in accordance with the provisions thereof. The Sponsor may also resign if the Sponsor and Trustee together appoint a new Sponsor by written instrument executed among the Sponsor, the Trustee and the new sponsor. The Indenture and Agreement provide for the appointment of a new Sponsor with a net worth of at least $1,000,000 to replace a resigning Sponsor prior to such resignation. However, it is not an ongoing obligation of the Sponsor to maintain this level of net worth. The Indenture and Agreement also provide that the Trustee shall mail to each Unitholder notice of the discharge or resignation of the Sponsor and of any appointment of a new Sponsor.


The Trustee

    The Trustee is The Bank of New York, a banking corporation organized under the laws of the State of New York, with its offices at 101 Barclay Street, New York, New York 10286, (800) 221-7668.

    The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trusts.

    Under the Indenture and Agreement, the Trustee or any successor trustee may resign and be discharged from the Trusts created by the Indenture and Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice of resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case the Trustee becomes incapable of acting, is adjudged to be bankrupt or is taken over by public authorities or under certain changes in control of the Trustee, the Sponsor may remove the Trustee and appoint a successor trustee as provided in the Indenture and Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The resignation or removal of a

Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

    Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a corporation which is authorized to exercise trust powers, is organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

    Effective June 19, 1995, United States Trust Company of New York resigned as Trustee and The Bank of New York was appointed successor trustee.


The Evaluator

    The Evaluator is Van Kampen American Capital Investment Advisory Corp., a Delaware corporation, with main offices located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Van Kampen American Capital Investment Advisory Corp. is a wholly owned subsidiary of Van Kampen American Capital, Inc., which itself is a sponsor of a substantial number of unit investment trusts.

    The duty of the Evaluator is to accurately determine the Market Value of the Securities (1) at any time upon the request of the Trustee and/or Sponsor,
(2) during the initial offering period, (3) after the initial offering and (4) at any time to determine Redemption Price.

    Under the Indenture and Agreement, the Evaluator or any successor evaluator may resign and be discharged from the Trusts created by the Indenture and Agreement by executing an instrument in writing and filing the same with the Sponsor and the Trustee. The Evaluator or successor evaluator must mail a copy of the notice of resignation to the Sponsor and the Trustee, not less than 60 days before the date such notice of resignation is to take effect. The Sponsor and the Trustee upon receiving notice of such resignation are obligated to appoint a successor evaluator promptly. If, upon such resignation, no successor evaluator has been appointed and has accepted the appointment within 30 days after notification, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Upon execution of a written acceptance of such appointment by such successor evaluator, all the rights, powers, duties and obligations of the original Evaluator shall vest in the successor. The resignation or removal of an Evaluator becomes effective only when the successor evaluator accepts its appointment as such or when a court of competent jurisdiction appoints a successor evaluator.

    Any corporation into which an Evaluator may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which an Evaluator shall be a party, shall be the successor evaluator.

    Effective June 19, 1995, United States Trust Company of New York resigned as Evaluator and Van Kampen American Capital Investment Advisory Corp. was appointed successor evaluator.

Legal Opinions

    The legality of the Units offered hereby has been passed upon by Bryan Cave LLP, One Metropolitan Square, 211 North Broadway, Suite 3600, St. Louis, Missouri 63102-2750, which firm has also rendered an opinion regarding certain tax law matters with respect to the Trusts.


Auditors

    The financial statements and schedule of Trust Securities included in this Prospectus have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto in Part One of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

                              CENTRAL EQUITY TRUST

Sponsor              Unison Investment Trusts Ltd.
                     12555 Manchester Road
                     St. Louis, Missouri 63131

Trustee              The Bank of New York
                     101 Barclay Street
                     New York, New York 10286

Evaluator            Van Kampen American Capital Investment Advisory Corp.
                     One Parkview Plaza
                     Oakbrook Terrace, Illinois 60181

Legal Counsel        Bryan Cave LLP
                     One Metropolitan Square
                     211 North Broadway, Suite 3600
                     St. Louis, Missouri 63102-2750

Independent Public   Arthur Andersen LLP
Accountants          1010 Market Street
for the Trust        St. Louis, Missouri 63101


                         ------------------------------

    Except as to statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.

    This Prospectus does not contain all the information set forth in the registration statements and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to which reference is hereby made.

    No person is authorized to give any information or to make representations not contained in this Prospectus or in supplementary sales literature prepared by the Sponsor, and any information or representations not contained therein must not be relied upon as having been authorized by either the Trusts, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, units in any State to any person to whom it is not lawful to make such offer in such State. Each Trust is registered as a Unit Investment Trust, under the Investment Company Act of 1940, as amended. Such registration does not imply that the Trusts or any of the Units have been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.

                              CENTRAL EQUITY TRUST
                                    [LOGO] *
                                 UTILITY SERIES

                         ------------------------------
                                   PROSPECTUS
                                    PART TWO
                         ------------------------------

                           Updated as of July 11, 1995

---------------
* Description of logo: One line, containing four black squares, side by side, each square containing within it a white symbol: the first, a light bulb symbolizing electricity; the second, a flame symbolizing gas; the third, a droplet symbolizing water; and the fourth, a telephone symbolizing a telephone.

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

    This Amendment to Registration Statement comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of 50 pages.

         The undertaking to file reports.

         The signature.

         Written consents of the following persons:

             Arthur Andersen LLP.

             Van Kampen American Capital Investment Advisory Corp.(as
               Evaluator).

         The following exhibits:

             14. Opinion of counsel as to the Federal and New York income tax status of the securities being registered.

             15. Consent of Arthur Andersen LLP.

             16. Consent of Van Kampen American Capital Investment Advisory
                 Corp.

             17. Written representation of counsel pursuant to the requirements of Rule 485.

             27. Financial Data Schedule (submitted for the information of the
                 Securities and Exchange Commission).

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the registrant, Central Equity Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Des Peres, and State of Missouri, on the 5th day of October, 1995.


                                          CENTRAL EQUITY TRUST

                                          By:  UNISON INVESTMENT TRUSTS LTD.,
                                               Depositor

                                               By:  Unison Capital Corp., Inc.,
                                                    General Partner

                                                    By:  /S/ STEVEN NOVIK
                                                         Its: President

                                  EXHIBIT INDEX
                                       TO
                         FORM S-6 REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

EXHIBIT NO.                           TITLE OF DOCUMENT
-----------    ----------------------------------------------------------------

14. Opinion of counsel as to the Federal and New York income tax status of the securities being registered

15.            Consent of Arthur Andersen LLP

16.            Consent of Van Kampen American Capital Investment Advisory Corp.

17. Written representation of counsel pursuant to the requirements of Rule 485

27. Financial Data Schedule (submitted for the information of the Securities and Exchange Commission)